Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	MediaShift, Inc.
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Central Index Key	0001299967
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	22,104,816
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 3,696,000	$ 902,701	$ 648,471
Accounts receivable	2,825,418	6,240	2,582
Prepaid expenses	142,943	57,625	13,177
Total Current Assets	6,664,361	966,566	664,230
Property and equipment, net of depreciation	163,819	163,819	26,674
Discontinued operations: assets held for sale	10,542	10,542
Patents, net	215,070	215,070	141,463
Deposits	10,250	10,250
Other assets	434	434
Total Assets	1,366,681	1,366,681	832,367
Current Liabilities
Accounts Payable and accrued expenses	4,344,604	641,843	84,171
Liabilities directly associated with assets held for sale	379,422	32,067
Total Current Liabilities	4,724,026	673,910	84,171
Long-Term Liabilities
Note Payable, less discount	2,622,019	249,707
Total Long-Term Liabilities	2,622,019	249,707
Total Liabilities	7,346,045	922,635	84,171
Commitments and Contingencies
Stockholders' Equity
Series A Preferred Stock value			3,492
Series B Preferred Stock value			2,192
Class M Preferred Stock value		1,700
Common Stock value	22,105	5,543	10,431
Additional Paid in Capital	22,968,313	10,430,087	1,642,742
Accumulated deficit during development stage		(9,993,284)	(910,661)
Total Stockholders' Equity	5,703,018	444,046	748,196
Total Liabilities and Shareholders' Equity	$ 13,049,063	$ 1,366,681	$ 832,367

Balance Sheets (parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Debt discount, note payable	$ 647,980	$ 818,502
Series A Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A Preferred stock, shares issued			3,492,061
Series B Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B Preferred stock, shares issued			2,191,838
Series B Preferred stock, liquidation preference			$ 1,013,333
Class M Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Class M Preferred stock, shares issued	169,974	169,974
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding		25,000,000	25,000,000
Common stock, shares issued	22,104,816	2,771,705	5,215,583

Statements of Operations (USD $)	3 Months Ended		12 Months Ended		34 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Continuing Operations
Revenues	$ 1,513,312	$ 4,787	$ 12,780	$ 2,582	$ 15,362
Cost of goods sold	(840,169)	(4,718)	(9,237)	(1,291)	(10,528)
Gross profit	673,143	69	3,543	1,291	4,834
Expenses:
General and administrative expenses	2,293,765	384,978	5,394,313	534,241	6,090,343
Depreciation expense	55,979	4,155	25,729	2,276	28,005
Research and development expense	66,572	50,548	202,703	134,296	415,001
Total expenses	2,416,316	439,681	5,622,745	670,813	6,533,349
Total operating loss	(1,743,173)	(439,612)	(5,619,202)	(669,522)	(6,528,515)
Other income and Expense
Interest income	21			443	1,106
Amortization of note discount	55,535		(68,209)		(68,209)
Interest expense	(164,259)		(14,932)	(1,900)	(16,832)
Total other income and expense	(5,550,143)		(83,141)	(1,457)	(83,935)
Net loss before taxes	(7,293,316)	(439,612)	(5,702,343)	(670,979)	(6,612,450)
Taxes	(800)	(1,200)	(2,000)	(554)	(2,554)
Net loss from continuing operations	(7,294,116)	(440,812)	(5,704,343)	(671,533)	(6,615,004)
Discontinued Operations:
Gain from discontinued operations			6,450		6,450
Net loss	(7,294,116)	(440,812)	(5,697,893)	(671,533)	(6,608,554)
Less: deemed dividend on warrant extension			(3,384,730)		(3,384,730)
Net loss applicable to common shareholders	$ (7,294,115)	$ (440,812)	$ (9,082,623)	$ (671,533)	$ (9,993,284)
Basic and diluted weighted average shares outstanding	6,463,852	10,431,165	4,428,229	5,215,583
(Loss) per share applicable to common shareholders - basic and diluted - from continuing operations	$ (1.128)	$ (0.042)	$ (1.29)	$ (0.13)
(Loss) per share applicable to common shareholders - basic and diluted - from discontinued operations
Net (loss) per share applicable to common shareholders - basic and diluted	$ (1.128)	$ (0.042)	$ (1.29)	$ (0.13)

Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		34 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
OPERATING
Net (loss)	$ (7,294,116)	$ (440,812)	$ (5,697,893)	$ (671,533)	$ (6,608,554)
Adjustments to reconcile net loss to cash flows from operating activities:
Stock based compensation	207,354	11,062	2,865,603	19,378	2,891,792
Depreciation			25,729	2,276	28,005
Depletion and accretion			2,740		2,740
Amortization of note discount			68,209		68,209
Fair value of common stock and common stock warrants issued for services rendered					82,669
(Increase) decrease in accounts receivable	(103,178)	(1,903)	(3,658)	(2,582)	(6,240)
(Increase) decrease in other assets	(1,287)		(434)		(434)
(Increase) decrease in prepaid expenses	(80,318)	(3,853)	(44,448)	(11,583)	(57,625)
(Increase) decrease in deposits			(10,250)		(10,250)
Increase (Decrease) in accounts payable and accrued expenses	398,370	71,262	87,563	73,394	171,734
Increase in liabilities directly associated with assets held for sale			32,210		32,210
Cash used in operating activities	(1,462,769)	(369,940)	(2,674,629)	(590,650)	(3,405,744)
INVESTING
Purchases of property and equipment	(76,953)	(41,960)	(162,873)	(28,950)	(191,823)
Patent costs	(304,451)		(94,501)	(94,370)	(235,964)
Cash used in investing activities	(918,282)	(77,838)	(257,374)	(123,320)	(427,787)
FINANCING
Loan proceeds	6,944,350		1,000,000	110,000	1,110,000
Loan payments				(110,000)	(110,000)
Net cash from JMG			1,509,736		1,509,736
Exercise of warrants and options			74,497		74,497
Net proceeds from issuance of preferred stock			602,000	999,999	2,151,999
Cash provided by financing activities	5,174,350		3,186,233	999,999	3,717,532
Net Increase in cash and cash equivalents	2,793,299	(447,778)	254,230	286,029	902,701
Cash and cash equivalents, beginning of period	902,701	648,471	648,471	362,442
Cash and cash equivalents, end of period	3,696,000	200,693	902,701	648,471	902,701
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	65,908		14,932	1,900
Cash paid for income taxes	3,200	1,200	2,000	554
Non-cash activity:
Extension of warrant expiration date - deemed dividend			$ (3,384,730)

Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Class M Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance, amount at Dec. 31, 2010	$ 400,352	$ 3,492		$ 10,431	$ 625,557	$ (239,128)
Beginning Balance, shares at Dec. 31, 2010		3,492,061		5,215,583
Series B Preferred stock issued, shares		2,191,838
Series B Preferred stock issued, value	999,999	2,192			997,807
Stock based compensation	19,378				19,378
Net income (loss) for the period	(671,533)					(671,533)
Ending Balance, amount at Dec. 31, 2011	748,196	5,684		10,431	1,642,742	(910,661)
Ending Balance, shares at Dec. 31, 2011		5,683,899		5,215,583
Stock based compensation	2,865,603				2,865,603
Series C Preferred stock issued, shares		528,070
Series C Preferred stock issued, value	602,000	528			601,472
Exercised warrants, Series A Preferred stock, shares		168,651
Exercised warrants, Series A Preferred stock, value	26,563	169			26,394
Exercised options, shares				135,302
Exercised options, value	47,934			271	47,663
Net equity acquired in JMG merger, shares				2,729,205
Net equity acquired in JMG merger, value	1,054,034			5,458	1,048,576
Conversion of stock to Class M Preferred, shares		(6,380,620)	169,974	(5,308,385)
Conversion of stock to Class M Preferred, value		(6,381)	1,700	(10,617)	15,298
Dividends	(20,894)				(20,894)
Beneficial conversion feature on convertible note	818,503				818,503
Extension of warrant expiration dates					3,384,730	(3,384,730)
Net income (loss) for the period	(5,697,893)					(5,697,893)
Ending Balance, amount at Dec. 31, 2012	444,046		1,700	5,543	10,430,087	(9,993,284)
Ending Balance, shares at Dec. 31, 2012			169,974	2,771,705
Stock based compensation	207,354				207,354
Conversion of Class M Preferred to Common, shares			(169,974)	16,997,388
Conversion of Class M Preferred to Common, value		(6,381)	(1,700)	16,997	(15,297)
Par adjustment stock split				(2,771)	2,771
Issuance of warrant with debt	1,951,767				1,951,767
Issuance of shares to extinguish debt, shares				2,335,723
Issuance of shares to extinguish debt, value	10,393,967			2,336	10,391,631
Net income (loss) for the period	(7,294,116)					(7,294,116)
Ending Balance, amount at Mar. 31, 2013	$ 5,703,018			$ 22,105	$ 22,968,313	$ (17,287,400)
Ending Balance, shares at Mar. 31, 2013				22,104,816

Principal Business Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Principal Business Activities

1 - Principal Business Activities

Interim Financial Statements

The unaudited financial statements of MediaShift, Inc. (“MediaShift”, or the “Company”), have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. However, the information included in these interim financial statements reflects all adjustments (consisting solely of normal recurring adjustments) which are, in the opinion of management, necessary for the fair presentation of the financial position and the results of operations.  Results shown for interim periods are not necessarily indicative of the results to be obtained for a full year.  The balance sheet information as of December 31, 2012 was derived from the audited financial statements included in Form 10-K filed March 13, 2013. These interim financial statements should be read in conjunction with that report.

Organization and Business

MediaShift, Inc. (the "Company") was originally incorporated under the laws of the state of Nevada in July 2004 as JMG Exploration, Inc. (“JMG”).  At a Special Meeting of Shareholders (the "Meeting") of JMG Exploration, Inc held on March 4, 2013, JMG shareholders approved the following:

·    An increase in the authorized number of shares of common stock from 25,000,000 to 100,000,000 (the “Authorized Share Increase”);

·    A change in the name from JMG Exploration, Inc. to MediaShift, Inc. (the “Name Change”); and

·    A reverse stock split of common stock of one share for every two (1-for-2) shares outstanding.

All share and per share information, including earnings per share, in this Form 10-Q have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation.

All continuing operations are being conducted by MediaShift’s wholly owned subsidiaries, Ad-Vantage Networks, Inc. (“ADVN”) and Travora Networks, Inc. (“TNI”). ADVN provides digital advertising software and service solutions that enable access providers and network operators to generate advertising revenues on their free and fee-based networks. TNI operates a leading digital advertising network, where it engages in the marketing and selling of online advertiser ads to travel service providers through a proprietary network of web publishers.

TNI was formed on January 14, 2013 as a Delaware Corporation. TNI acquired assets from Travora Media., Inc. related to Travora Media’s ad network business in an Asset Purchase Agreement which was effective on February 1, 2013 and which closed February 6, 2013 and therefore the financial information presented as of and for the three month period ended March 31, 2013 represents only two months of TNI operations.

Liquidity

The Company faces certain risks and uncertainties which are present in many emerging technology companies regarding product development, future profitability, ability to obtain future capital, protection of patents and property rights, competition, rapid technological change, government regulations, recruiting and retaining key personnel, and third party vendors and manufacturers.

At March 31, 2013 (unaudited) and December 31, 2012, we had $3,696,000 and $902,701 in cash and cash equivalents, respectively. From our incorporation through March 31, 2013, we have financed our operating cash flow needs principally through private offerings of equity securities and convertible debt.

As of March 31, 2013 (unaudited) and December 31, 2012, we had an accumulated deficit of $17,287,400 and $9,993,284, respectively, and had limited working capital to fund development of our technology. On November 5, 2012, the Company issued an aggregate of $500,000 in two year 10% convertible notes to two investors, and on November 7, 2012 the Company issued an aggregate of $500,000 in two year 10% convertible notes to three additional investors. The notes may be prepaid by the Company with fifteen days’ notice, and may be converted into the Company’s common stock at the lesser of 80% of the Company’s fair market value at the time of conversion or $8.00 per share. The notes were issued with two year warrants to purchase an aggregate of 100,000 common shares at $6.50 per share.

During the first quarter of 2013, we received $6,944,350 pursuant to a private placement of 8% convertible promissory notes and warrants (see notes 5 and 6). A total of $2,250,000 of the proceeds was used to finance the Travora acquisition (note 3). We will use the balance of the proceeds to finance our remaining financial commitments pursuant to the Travora acquisition and for working capital purposes. On March 27, 2013, all convertible notes received during the quarter from this private placement, along with accrued interest, net of discount, totaling $7,007,170 were converted to common stock.

1 - Principal Business Activities

Organization and Business

MediaShift, Inc. (the "Company") is a development stage company originally incorporated under the laws of the state of Nevada in July 2004 as JMG Exploration, Inc. (“JMG”).  At a Special Meeting of Shareholders (the "Meeting") of JMG Exploration, Inc held on March 4, 2013, JMG shareholders approved the following:

·    An increase in the authorized number of shares of common stock from 25,000,000 to 100,000,000 (the “Authorized Share Increase”);

·    A change in the name from JMG Exploration, Inc. to MediaShift, Inc. (the “Name Change”); and

·    A reverse stock split of common stock of one share for every two (1-for-2) shares outstanding.

All share and per share information, including earnings per share, in this Form 10-K have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation.

MediaShift’s wholly owned subsidiary, Ad-Vantage Networks, Inc. (“Ad-Vantage”), is a development stage company engaged in digital advertising technology services. Ad-Vantage was formed as a Delaware Limited Liability Corporation (LLC) on February 23, 2010 and on July 7, 2010 was converted to a Delaware Corporation.

On July 6, 2010, Ad-Vantage completed a reorganization in which the predecessor to the Company, Ad-Vantage Networks, LLC, was converted into Ad-Vantage (the “Conversion”). As part of the Conversion, Ad-Vantage issued 10,000,000 shares of common stock.

Liquidity

The Company faces certain risks and uncertainties which are present in many emerging technology companies regarding product development, future profitability, ability to obtain future capital, protection of patents and property rights, competition, rapid technological change, government regulations, recruiting and retaining key personnel, and third party vendors and manufacturers.

As of December 31, 2012, the Company had an accumulated deficit of $9,993,284 and had insufficient working capital to fund development and commercial rollout of our technology. In November 2012 the Company received proceeds of $1,000,000 pursuant to the issuance of promissory notes.  During the first quarter of 2013, the Company received approximately $7,000,000 pursuant to a private placement of 8% convertible promissory notes (see “Subsequent Events”). A total of $2,250,000 of the proceeds was used to finance the Travora acquisition (see “Subsequent Events”). The balance of the proceeds will be used to finance our remaining financial commitments pursuant to the Travora acquisition and for working capital purposes.

Merger with Ad-Vantage

On August 31, 2012, Ad-Vantage consummated a reverse triangular merger (the “Merger”) with a wholly owned subsidiary of JMG pursuant to which Ad-Vantage became the surviving entity of the Merger and Ad-Vantage became a wholly owned subsidiary of JMG. The transaction has been accounted for as a reverse acquisition and the accompanying financial statements are those of Ad-Vantage. As required by accounting guidance, authorized shares, issued and outstanding shares and per share amounts have been retroactively restated throughout these consolidated financial statements and the accompanying notes to reflect JMG’s capital structure.

JMG had minimal ongoing business operations prior to the Merger consisting of payments from oil and gas properties. Assets consisting primarily of cash and oil and gas properties totaling $1,522,737 were acquired and certain current liabilities of $401,864 were assumed from JMG. Because The Merger is being treated as a capital transaction, whereby Ad-Vantage Networks, Inc. acquired the net monetary assets of JMG, accompanied by a recapitalization of Ad-Vantage Networks, Inc. As such, no fair value adjustments were necessary for any of the assets acquired or liabilities assumed.

The net equity acquired from JMG as the result of the Merger was $1,054,034 and was recorded as an addition to additional paid in capital. Pursuant to and in connection with the Amended and Restated Merger Agreement and the Merger:

·    JMG issued 169,973.88 shares of Class M Preferred Stock (the “Class M Preferred”), a newly authorized class of JMG preferred stock, as consideration for the Merger.  Each issued and outstanding share of Ad-Vantage common stock and Ad-Vantage preferred stock (collectively, “Ad-Vantage Capital Stock”) was exchanged for 0.01 fully paid and nonassessable share of Class M Preferred (the “Exchange Ratio”).

·    JMG covenanted, as soon as reasonably practicable following the consummation of the Merger and subject to compliance with applicable law, to (i) cause its authorized number of shares of common stock to be increased from 25,000,000 to 100,000,000 (the “Authorized Share Increase”) and (ii) effect a one-for-two reverse stock split of its issued and outstanding shares of common stock (the “Reverse Stock Split”).

·    Upon the consummation of the Authorized Share Increase and the Reverse Stock Split, the shares of Class M Preferred issued in exchange for the shares of Ad-Vantage Capital Stock shall automatically convert (the “Automatic Conversion”) into shares of JMG’s common stock, at the ratio of 100 shares of common stock for each share of Class M Preferred (the “Conversion Ratio”). The Automatic Conversion occurred on March 4, 2013.

·    After giving effect to the Reverse Stock Split and the Automatic Conversion, JMG will have approximately 19,769,093 shares of common stock outstanding, of which 16,997,388 shares will have been issued (giving effect to the Automatic Conversion) to complete the Merger.

·    All issued and outstanding options to acquire shares of Ad-Vantage common stock (collectively, “Ad-Vantage Options”) were converted into options to acquire shares of Class M Preferred (collectively, “Parent Class M Preferred Stock Options”) at the Exchange Ratio, with such Class M Preferred Stock Options having the same terms and being subject to the same conditions as the Ad-Vantage Options, provided, however, that upon the consummation of the Authorized Share Increase and the Reverse Stock Split all of the Class M Preferred Stock Options shall, without the requirement of any further action, convert into options for shares of JMG common stock, with such conversion occurring at the Conversion Ratio. No Ad-Vantage Option had accelerated vesting in connection with the Merger.

·    JMG extended the term of its four classes of warrants with exercise prices, respectively, of $8.50, $10.00, $12.00, and $14.00 to an expiration date 18 months after the consummation of the Merger.

·    Each of those persons serving prior to the Merger as a director of JMG resigned from the Board, with such resignations becoming effective as of September 16, 2012 (upon expiration of the applicable waiting period in compliance with the provisions of Rule 14f-1 (“Rule 14f-1”) of the Exchange Act of 1934, as amended (the “Exchange Act”)).

·    Each of David S. Grant and Sanjeev Kuwadekar became directors of the Company, effective upon the consummation of the Merger, and each of Donald Wells, Ed Cerkovnik and Robert Burg became directors of the Company as of September 16, 2102 upon expiration of the applicable waiting period in compliance with the provisions of Rule 14f-1.

·    Those persons serving as officers of JMG prior to the Merger resigned upon the consummation of the Merger and those persons serving as officers of Ad-Vantage became officers of JMG.

·    The Merger resulted in the pre-Merger stockholders of JMG owning approximately 13.8% of Ad-Vantage and the Ad-Vantage Stockholders, as a group, owning the balance.

·    Certain members of the Ad-Vantage executive team agreed to lock-up, for a period of twelve months following the closing of the Merger, the shares of JMG’s Class M Preferred  to be received by them in connection with the Merger, and the shares of JMG’s common stock which those shares of Class M Preferred will convert into at the Automatic Conversion.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Summary of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

Interim (unaudited) Financial Statements

The accompanying unaudited financial statements and related notes for the three month periods ended March 31, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. The accounting policies used in preparing these interim financial statements is the same as those for the year ended December 31, 2012. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included.

Presentation

The accompanying consolidated financial statements include the accounts of MediaShift, Inc. and our subsidiary Ad-Vantage Networks, Inc. and Travora Networks, Inc. Intercompany balances have been eliminated in consolidation. On March 4, 2013, the Company announced the effectiveness of a one-for-two reverse stock split. All share and per share information, including earnings per share, in this Form 10-Q have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation. Our net loss is equivalent to our comprehensive loss so we have not presented a separate statement of comprehensive loss.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exits, collection of the related receivable is reasonably assured, the fees are fixed or determinable, and as services are provided.  Income is recognized as earned when an ad is either placed for viewing by a visitor to a member network publisher or internet access providers’ proprietary networks or when the customer “clicks through” on the ad, depending on the terms with the individual advertisers.  In certain cases, the Company records revenue based on available preliminary information from third parties.  Collection on the receivable may vary from the preliminary information based upon third party refinement of the estimated and reported amounts owed that occurs in subsequent periods.  The Company accrues any revenue sharing percentage with the network provider at the same time.

Concentration of Credit Risk

The Company conducts business with companies in Canada, England, Europe and Australia as part of its ongoing advertising business. This results in a number of receivables denominated in the currencies of those countries, with about $325,000 in receivables outstanding at any time. The company does not engage in hedging activities to offset the risk of exchange rate fluctuations on these payables. During the reporting period, the company incurred foreign exchange losses of $6,182.

Allowance for Doubtful Accounts

The allowance is established through a provision for bad debts charged to expense. Receivables are charged against the allowance for uncollectible accounts when management believes that collectability is unlikely. The allowance is an amount that management believes will be adequate to absorb estimated losses on existing receivables, based on an evaluation of the collectability of accounts receivable, overall accounts receivable quality, review of specific problem accounts receivable, and current economic conditions that may affect the customer’s ability to pay. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. Recoveries of receivables previously written off are recorded when received.

The company also estimates an allowance for sales credits based on historical credits.  The allowance for sales credits is the Company’s best estimate of expected future reductions in advertisers’ payment obligations for delivered services.

Income Taxes

The Company accounts for income taxes using the asset and liability method of accounting for deferred income taxes.

The provision for income taxes includes federal and state income taxes currently payable and deferred taxes resulting from temporary differences between the financial statement and tax bases of assets and liabilities.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

With respect to uncertain tax positions, the Company would recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The tax benefits to be recognized in the financial statements from such a position would be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Company’s reassessment of its tax positions did not have a material impact on its results of operations and financial position.

Advertising

Advertising costs are charged to expense as incurred and were $54,887 and $15,300 for the three months ended March 31, 2013 and 2012, respectively.

Research and Development

Research and development costs are expensed as incurred and were $66,572 and $50,548 for the three months ended March 31, 2013 and 2012, respectively.

Stock-based compensation

The Company accounts for the cost of Director/employee/adviser services received in exchange for the award of common stock options or warrants based on the fair value of the award on the date of grant. The fair value of each stock option grant or warrant was estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of the Company’s stock of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with a remaining term approximating the expected term used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates.

The Company recognizes stock-based compensation expense as a component of salary and other compensation expenses in the statements of operations and was $207,354 and $11,062 for the three months ended March 31, 2013 and 2012, respectively.

Fair Value Measurements

The fair value hierarchy established by ASC 820 “Fair Value Measurements and Disclosures” prioritizes the inputs used in valuation techniques into three levels as follows:

·    Level 1 - Observable inputs - unadjusted quoted prices in active markets for identical assets and liabilities;

·    Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

·    Level 3 - Unobservable inputs - includes amounts derived from valuation models where one or more significant inputs are unobservable.

Net Loss per Common Share

Loss per share ("EPS") is computed based on weighted average number of common shares outstanding and excludes any potential dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock, which would then share in the earnings of the Company. The shares issuable upon the exercise of stock options and warrants are excluded from the calculation of net loss per share for the three months ended March 31, 2013 and 2012 because their effect would be antidilutive. The following shares were accordingly excluded from the net income/loss per share calculation.

	Three month periods ended March 31,
	2013	2012
Stock warrants	4,446,060	84,326
Stock options	4,119,916	298,342
Total shares excluded	8,565,976	382,668

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Fair Value Measurement (“ASU 2011-04”), which amended ASC 820, Fair Value Measurements (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the disclosure requirements. ASU 2011-04 will be effective for us beginning January 1, 2012. The adoption of ASU 2011-04 did not have a material effect on our financial statements or disclosures.

Management evaluates events occurring to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements. Subsequent events have been evaluated through May 15, 2013, which is the date financial statements were available to be issued.

2 - Summary of Significant Accounting Policies

These financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

Presentation

The accompanying consolidated financial statements include the accounts of MediaShift, Inc. and our subsidiary Ad-Vantage Networks, Inc. Intercompany balances have been eliminated in consolidation. On March 4, 2013, the Company announced the effectiveness of a one-for-two reverse stock split. All share and per share information, including earnings per share, in this Form 10-K have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation. Our net loss is equivalent to our comprehensive loss so we have not presented a separate statement of comprehensive loss.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of estimates and assumptions by management that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investment with a maturity at the date of purchase of three months or less to be cash equivalents.

Cash Concentration

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The company has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on cash.

Fair value of Financial Instruments

The estimated fair values are determined at discrete points in time based on relevant market information.  These estimates involve uncertainties and cannot be determined with precision. The estimated fair values of all financial instruments on the Company's balance sheets were determined by using available market information and appropriate valuation methodologies.  Fair value is described as the amount at which the instrument could be exchanged in a current transaction between informed willing parties, other than a forced liquidation.  However, considerable judgment is required in interpreting market data to develop the estimates of fair value.  Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.  The Company does not have any off balance sheet financial instruments.

Trade accounts receivable, accounts payable and certain other current assets and liabilities are reported on the balance sheet at carrying value which approximates fair value due to the short-term maturities of these instruments.

The fair value of the Company’s debt is estimated based on current rates offered to the Company for similar debt and approximates carrying value.

Property and Equipment

Depreciation of property and equipment is provided for by the straight-line method over the three to seven year estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of the assets’ useful lives or the remaining term of the lease.

Impairment of Long-Lived Assets

When assets are placed into service, we make estimates with respect to their useful lives that we believe are reasonable. However, factors such as competition, regulation, or environmental matters could cause us to change our estimates, thus impacting the future calculation of depreciation and depletion. We evaluate long-lived assets for potential impairment by identifying whether indicators of impairment exist and, if so, assessing whether the long-lived assets are recoverable from estimated future undiscounted cash flows. The actual amount of impairment loss, if any, to be recorded is equal to the amount by which a long-lived asset’s carrying value exceeds its fair value. Estimates of future discounted cash flows and fair values of assets require subjective assumptions with regard to future operating results and actual results could differ from those estimates.

Intangible Assets

The Company evaluates intangible assets for impairment, at least on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows. Recoverability of intangible assets and other long-lived assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors including past operating results, budgets, economic projections, market trends, and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired, and a second test is performed to measure the amount of impairment loss.

Patents

Legal costs, patent registration fees, and models and drawings required for filing patent applications are capitalized if they relate to commercially viable technologies. Commercially viable technologies are those technologies that are projected to generate future positive cash flows in the near term. Legal costs associated with applications that are not determined to be commercially viable are expensed as incurred. All research and development costs incurred in developing the patentable idea are expensed as incurred. Legal fees from the costs incurred in successful defense to the extent of an evident increase in the value of the patents are capitalized.

Revenue Recognition

The Company earns revenue from ads placed on web pages viewed on internet access providers’ proprietary networks. Revenues are earned when end users view the advertisements. The Company accrues any revenue sharing percentage with the network provider at the same time.

Income Taxes

The Company accounts for income taxes using the asset and liability method of accounting for deferred income taxes.

The provision for income taxes includes federal and state income taxes currently payable and deferred taxes resulting from temporary differences between the financial statement and tax bases of assets and liabilities.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

With respect to uncertain tax positions, the Company would recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The tax benefits to be recognized in the financial statements from such a position would be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Company’s reassessment of its tax positions did not have a material impact on its results of operations and financial position.

Advertising

Advertising costs are charged to expense as incurred and were as follows:

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Advertising Costs	$ 64,205	$ -	$ 64,205

Research and Development

Research and development costs are expensed as incurred and were as follows.

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Research and development costs	$ 202,703	$ 134,296	$ 415,001

Stock-based compensation

The Company accounts for the cost of Director/employee/adviser services received in exchange for the award of common stock options or warrants based on the fair value of the award on the date of grant. The fair value of each stock option grant or warrant was estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of the Company’s stock of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with a remaining term approximating the expected term used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates.

The Company recognizes stock-based compensation expense as a component of salary and other compensation expenses in the statements of operations as follows:

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Salary and other compensation expense	$4,205,730	$ 136,225	$ 4,418,527

Fair Value Measurements

The fair value hierarchy established by ASC 820 “Fair Value Measurements and Disclosures” prioritizes the inputs used in valuation techniques into three levels as follows:

·    Level 1 - Observable inputs - unadjusted quoted prices in active markets for identical assets and liabilities;

·    Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

·    Level 3 - Unobservable inputs - includes amounts derived from valuation models where one or more significant inputs are unobservable.

Net Loss per Common Share

Loss per share ("EPS") is computed based on weighted average number of common shares outstanding and excludes any potential dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock, which would then share in the earnings of the Company. The shares issuable upon the exercise of stock options and warrants are excluded from the calculation of net loss per share for the years ended December 31, 2012 and 2011 because their effect would be antidilutive. The following shares were accordingly excluded from the net income/loss per share calculation.

	Years ended December 31,
	2012	2011
Stock warrants	2,131,276	84,326
Stock options	402,500	298,342
Stock options - Class M	18,650	-
Total shares excluded	2,452,426	382,668

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Fair Value Measurement (“ASU 2011-04”), which amended ASC 820, Fair Value Measurements (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the disclosure requirements. ASU 2011-04 will be effective for us beginning January 1, 2012. The adoption of ASU 2011-04 did not have a material effect on our financial statements or disclosures.

Management evaluates events occurring to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements. Subsequent events have been evaluated through March 11, 2013, which is the date financial statements were available to be issued.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Notes
Property and Equipment

3 - Property and Equipment

Property and equipment, at cost, consists of the following:

	December 31,
	2012	2011
Furniture and fixtures	$ 16,609	$ -
Computer and office equipment	168,818	28,950
Leasehold improvements	6,396	-
Accumulated depreciation	(28,004)	(2,276)
Property and equipment, net of depreciation	$ 163,819	$ 26,674

Patents	12 Months Ended
Dec. 31, 2012
Notes
Patents

4 - Patents

The Company has filed for domestic and international patent protection on its technology. In the United States, one patent has been issued and four are pending. Internationally, no patents have been issued. Patents, at cost, consist of the following:

December 31,
	2012	2012
Patents	$ 215,070	$ 141,463
Accumulated amortization	-	-
Patents, net of amortization	$ 215,070	$ 141,463

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Commitments and Contingencies

4 - Commitments and Contingencies

Contingent Earnout Liabilities - Travora Earnout Consideration

As part of the Travora Networks, Inc. (“TNI”) acquisition on February 6, 2013, the Company agreed to issue additional cash to the sellers, contingent upon TNI meeting certain publisher retention goals and revenue performance targets.

Publisher Retention Earnout Payments

The Seller shall be entitled to receive, in two installments, Publisher Retention Earnout Payments equaling, in the aggregate, up to $1,000,000.   In the event that the number of Publishers retained by TNI for the initial 180 day period following the Closing Date is equal to or exceeds eighty-five percent (85%) of the Baseline Number of Publishers, the Company shall pay to the Seller an amount equal to the product of $500,000 multiplied by a fraction, the numerator of which is the actual number of Publishers retained by the Company and the denominator of which is the Baseline Number of Publishers.

In the event that the number of Publishers retained by the Company for the second 180 day period following the Closing Date is equal to or exceeds the Baseline Number of Publishers, the Company shall pay to the Seller an amount equal to the product of $500,000 multiplied by a fraction, the numerator of which is the actual number of Publishers retained and the denominator of which is Baseline Number of Publishers.

Notwithstanding the foregoing, if any three (3) of the Seller’s Major Publishers, in the aggregate, cease doing business with TNI during the initial publisher retention earnout period, then no initial publisher retention earnout payment or second publisher retention earnout payment shall be paid to the Seller and if during the second publisher retention earnout period, then no second publisher retention earnout payment shall be paid to the Seller.

The estimated fair value of the Publisher Retention Earnout Payments contingent earnout consideration on the acquisition date was $67,747 on the acquisition date and $67,747 as of March 31, 2013.

Revenue Goal Earnout Payments

The Seller shall be entitled to receive, in two installments, Revenue Goal Earnout Payments equaling, in the aggregate, up to $2,000,000.  In the event that Ad Network Revenue for the period beginning on January 1, 2013 and ending on June 30, 2013 is equal to or exceeds $5,159,700, the Company shall pay to the Seller an amount equal to the lesser of the product of $1,000,000 multiplied by a fraction, the numerator of which is the actual Ad Network Revenue achieved during the Initial Revenue Goal Earnout Period and the denominator of which is $5,733,000 and $1,000,000.

In the event that Ad Network Revenue for the period beginning on July 1, 2013 and ending on December 31, 2013 is equal to or exceeds $6,407,100, the Company shall pay to the Seller an amount equal to the lesser of the product of $1,000,000 multiplied by a fraction, the numerator of which is the actual Ad Network Revenue achieved during the Second Revenue Goal Earnout Period and the denominator of which is $7,119,000 and $1,000,000.

The estimated fair value of the Revenue Goal Earnout Payments contingent consideration on the acquisition date was $1,315,081 on the acquisition date and $1,315,081 as of March 31, 2013.

Operating Leases - In January 2012, the Company entered into an operating lease agreement that commenced February 2012 for its office facility in Glendale which expires on February 19, 2014. In March, 2013, the Company entered into an operating lease agreement that commences on substantial completion estimated to be May 1st for its office facility in New York which expires 61 months after commencement.  On May 1st, the Company entered into an operating lease agreement that commences on May 1st 2013 for its office facility in Newport Beach which expires on April 30th 2014.

5 - Commitments and Contingencies

Operating Leases - In January 2012, the Company entered into an operating lease agreement that commenced February 2012 for its primary offices in Glendale, California which expires on February 19, 2014.

Future minimum lease commitments are as follows:

Years ending December 31,	Amount
2013	115,767
2014	15,391
$ 131,158

Note Payable and Convertible Note and Warrants	12 Months Ended
Dec. 31, 2012
Notes
Note Payable and Convertible Note and Warrants

6 - Note Payable and Convertible Note and Warrants

In March 2011, the Company entered into a lending facility that provides for advances of up to $500,000 with interest at 12% per annum payable monthly. The facility was provided by an investor in our preferred stock (Note 9).  As of December 31, 2011 and 2012, there was no balance outstanding on the facility.

On November 5, 2012, the Company issued an aggregate of $500,000 in two year 10% convertible notes to two investors, and on November 7, 2012 the Company issued an aggregate of $500,000 in two year 10% convertible notes to three additional investors. The notes may be prepaid by the Company with fifteen days’ notice, and may be converted into the Company’s common stock at the lesser of 80% of the Company’s fair market value at the time of conversion or $8.00 per share. The notes were issued with two year warrants to purchase an aggregate of 100,000 common shares at $6.50 per share. The warrants are exercisable immediately after issuance and expire in 2 years. The fair value of the warrants of $284,251 was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: dividend yield of 0%, expected volatility of 102% and 104%, risk free interest rate of 0.28% and 0.27% and a contractual life of two years. The Company recorded the fair value of the warrants of $284,251 to loan warrant discount as a contra liability offsetting the respective term loan amounts on the Balance Sheet.

The fair value of the conversion feature on December 31, 2012 calculated using the Black Scholes model totaled $534,251 and is reflected as a discount to the convertible note. The discount attributable to the issuance date aggregate fair value of the conversion options and warrants, totaling $818,502, was amortized using the straight line interest method over the term of the Note. The intrinsic value of the conversion option in the Note totaling $534,251 was calculated in accordance with ASC 470 and recorded, on the issuance date, as additional paid in capital and a corresponding reduction of the carrying value of the Note.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Stockholders' Equity

6 - Stockholders’ Equity

Common Stock

The Company is authorized to issue up to 100,000,000 shares of Common Stock.  As of March 31, 2013, there are 22,104,816 shares of Common Stock issued and outstanding. All shares of Common Stock are entitled to participate in any distributions or dividends that may be declared by the Board of Directors, subject to any preferential dividend rights of outstanding shares of our Preferred Stock, if any. Subject to prior rights of creditors, all shares of Common Stock are entitled, in the event of our liquidation, dissolution or winding up, to participate ratably in the distribution of all our remaining assets. Our Common Stock has no preemptive or conversion rights or other subscription rights.

Preferred Stock

There are 10,000,000 shares of Preferred Stock authorized for issuance. As of March 31, 2013, there are no shares of Preferred Stock issued and outstanding.

Series M Preferred Stock

In connection with the ADVN merger and pursuant to the filing of a Certificate of Designation with the Nevada Secretary of State on August 28, 2012, the Board of Directors of the Company authorized the issuance of Class M Preferred Stock. Pursuant to the Merger Agreement, the Company agreed to issue shares of its Class M Preferred to the ADVN Owners in exchange for the shares of ADVN common stock and preferred stock (and to issue new options for shares of ADVN common stock underlying ADVN options).

Holders of the Class M Preferred were entitled, on a post-Automatic Conversion basis, to the same rights and privileges, including voting rights, as holders of our common stock. The holders of our Class M Preferred Stock were entitled to 100 votes per share and one vote per common share on a post-Automatic Conversion and post-Reverse Stock Split basis on all matters to be voted on by the stockholders.  Pursuant to the Merger Agreement, the Company increased the number of shares of common stock that the Company is authorized to issue from 25,000,000 shares to 100,000,000 shares (the “Authorized Share Increase”). The Authorized Share Increase was affected by the Company filing an amendment to its Articles of Incorporation pursuant to a special meeting of shareholders on March 4, 2013.  Upon the effectiveness of the Authorized Share Increase on March 4, 2013, all of the issued and outstanding shares of Class M Preferred automatically converted into shares of the Company’s common stock at the Exchange Ratio of 100:1.

Warrants and Options

As of March 31, 2013, we have the following warrants and options outstanding:

Common Stock Warrants

Warrant summary	Number of warrants outstanding	Exercise price	Maximum proceeds	Expiration Date
Warrants issued in the preferred stock private placement	184,625	$ 12.00	2,215,500	02/28/2014
Warrants issued upon conversion of preferred stock	869,750	$ 8.50	7,392,875	02/28/2014
Warrants issued our initial public offering	881,901	$ 10.00	8,819,010	02/28/2014
Warrants issued to our underwriters	95,000	$ 14.00	1,330,000	02/28/2014
Warrants issued with 10% convertible notes	100,000	$ 6.50	650,000	11/05/2014
Warrants issued with 8% convertible notes	1,157,392	$ 4.00	4,629,568	07/31/2013
Warrants issued with 8% convertible notes	1,157,392	$ 6.00	6,944,352	07/31/2014
Total	4,446,060	various	31,981,305	various

Options

We assumed the option plan of Ad-Vantage, under which options for the purchase of 3,729,916 shares of ADVN common stock were outstanding at the closing of the Merger (the “Outstanding ADVN Options”).  The Outstanding ADVN Options were converted into options to purchase 3,729,916 shares of the Company’s Common Stock after giving effect to the Automatic Conversion of the Class M Preferred stock and expire in 2021 and 2022.  At the closing of the Merger, there were 42,500 options outstanding to purchase the Company’s Common Stock which were exercised in October, 2012. Following the Merger, a total of 390,000 incentive stock options to purchase common stock were granted in October, 2012. As of March 31, 2013, there were 4,119,916 options outstanding to purchase the Company’s Common Stock.

The ADVN Board of Directors adopted the ADVN Plan in September 2010. The ADVN Plan provided long-term incentives to employees, members of the Board, and advisers and consultants of the Company who were able to contribute towards the creation of or have created stockholder value by providing them stock options and other stock and cash incentives. Provisions such as vesting, repurchase and exercise conditions and limitations were determined by the ADVN Board of Directors on the grant date. The total number of shares that could be issued pursuant to the ADVN Plan could not exceed 1,250,000 shares, subject to adjustment in the event of certain recapitalizations, reorganizations, and similar transactions.

As of March 31, 2013, 1,115,521 options had been granted under the ADVN Plan, and 929,917 remained outstanding at the time of the Merger, at which time they were converted into options to purchase 929,917 shares of the Company’s Common Stock for after giving effect to the Automatic Conversion of the Class M Preferred stock. No options will be granted under the ADVN Plan following the Merger.

A total of 390,000 common stock options were granted under the Company’s premerger option plan (JMG Exploration, Inc. Equity Compensation Plan - the “JMG Plan”) during the three month period ended December 31, 2012, which are exercisable at $7.96 per share with 25% vesting on October 1st, 2013, and 1/36 of the remainder vesting on the first of each month thereafter. Options granted by the Company following the Merger will be granted under the JMG Plan.

The following summaries information concerning outstanding and exercisable common stock options:

	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2012	390,000	$7.96	6.79 years
Exercised	--	--
Granted	--	--
Conversion of Class M Preferred options
Outstanding at March 31, 2013	390,000	$7.96	6.55 years
Exercisable at March 31, 2013	-	-	-

Class M Preferred Stock options

Upon the merger, all issued and outstanding options, warrants and other rights to acquire shares of ADVN common stock (collectively, “ADVN Options”) were converted into options, warrants or other rights to acquire shares of Class M Preferred (collectively, “Parent Class M Preferred Stock Options”) at the Exchange Ratio, with such Class M Preferred Stock Options having the same terms and being subject to the same conditions as the ADVN Options, provided, however, that upon the consummation of the Authorized Share Increase and the Reverse Stock Split all of the Class M Preferred Stock Options shall, without the requirement of any further action, convert into options for shares of MediaShift common stock, with such conversion occurring at the Conversion Ratio.  No ADVN Option has accelerated vesting in connection with the Merger.

During the year ended December 31, 2012, ADVN granted 518,837 (5,188.37 of Class M Preferred) stock options under the ADVN Plan to certain employees, directors, and advisers, respectively. A total of 150,000 (1,500 of Class M Preferred) options vest monthly over a 24 month period and 368,837 (3,688.37 Class M Preferred) options vest one quarter (1/4) after one year and the balance over a 36 month period. ADVN also issued 2,799,999 non-qualified stock options outside the ADVN Plan to be allocated among senior management, fully vesting at the closing of the Merger with JMG and exercisable at $1.14 per share. These stock options were converted into options to purchase 2,799,999 shares of the Company’s common stock (27,999.99 shares of Class M Preferred). Upon the consummation of the Authorized Share Increase and the Reverse Stock Split on March 12, 2013, all 37,299 Class M Preferred Stock options were converted to 3,729,916 common stock options.

A summary of ADVN Class M Preferred stock option activity from December 2010 through March 31, 2013 is as follows:

	Number of Options	Weighted Average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2012, Class M Preferred	37,299	$1.0493	6.47 years
Conversion of Class M Preferred options to common stock options	3,692,617
Outstanding at March 31, 2013, common stock	3,729,916	1.0493	6.23 years

The exercise price and vesting period of each stock option is specified by the Board of Directors at the time of grant. The stock options expire seven years after the grant date, except for the stock options vesting upon the Merger, which expire six years after the vesting date.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of similar companies of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with an expected term ranging from 2.5 to 5 years used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates. During the years ended December 31, 2012 and 2011, the Company experienced no forfeitures. No options were granted in 2013 as of March 31, 2013.

The weighted average grant date fair value of options granted during 2012 amounted to $0.654 per option using the Black Scholes pricing model using the following assumptions:

Weighted average risk-free interest rate	0.90%
Expected life in years	7.00
Expected volatility	78%
Expected dividends	0

As of March 31, 2013 there was $2,682,830 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 5.20 years.

7 - Stockholders’ Equity

Common Stock

The Company is authorized to issue up to 25,000,000 shares of Common Stock (increased to 100,000,000 effective March 4, 2013.)  As of December 31, 2012, there are 2,771,705 shares of Common Stock issued and outstanding. The holders of our Common Stock are entitled to one vote per share. The holders of our Class M Preferred Stock are entitled to 200 votes for each Class M Preferred share they own on all matters to be voted on by the stockholders. All shares of Common Stock and Series M Preferred Stock are entitled to participate in any distributions or dividends that may be declared by the Board of Directors, subject to any preferential dividend rights of outstanding shares of our Preferred Stock. Subject to prior rights of creditors, all shares of Common Stock are entitled, in the event of our liquidation, dissolution or winding up, to participate ratably in the distribution of all our remaining assets. Our Common Stock has no preemptive or conversion rights or other subscription rights.

Preferred Stock

There are 10,000,000 shares of Preferred Stock authorized for issuance. As of December 31, 2012, there are 169,973.88 shares of Series M Preferred Stock issued and outstanding.

Series M Preferred Stock

In connection with the Ad-Vantage merger and pursuant to the filing of a Certificate of Designation with the Nevada Secretary of State on August 28, 2012, the Board of Directors of the Company authorized the issuance of Class M Preferred Stock. Pursuant to the Merger Agreement, the Company agreed to issue shares of its Class M Preferred to the Ad-Vantage Owners in exchange for the shares of Ad-Vantage common stock and preferred stock (and to issue new options for shares of Ad-Vantage common stock underlying Ad-Vantage options).

Holders of the Class M Preferred are entitled, on a post-Automatic Conversion basis, to the same rights and privileges, including voting rights, as holders of our common stock. The holders of our Class M Preferred Stock are entitled to 100 votes per share and one vote per common share on a post-Automatic Conversion and post-Reverse Stock Split basis on all matters to be voted on by the stockholders.  Pursuant to the Merger Agreement, the Company increased the number of shares of common stock that the Company is authorized to issue from 25,000,000 shares to 100,000,000 shares (the “Authorized Share Increase”). The Authorized Share Increase was effected by the Company filing an amendment to its Articles of Incorporation pursuant to a special meeting of shareholders on March 4, 2013.  Upon the effectiveness of the Authorized Share Increase on March 4, 2013, all of the issued and outstanding shares of Class M Preferred automatically convert into shares of the Company’s common stock at the Exchange Ratio of 100:1 upon regulatory approvals and filings.

Warrants and Options

As of December 31, 2012, we have the following warrants and options outstanding:

Common Stock Warrants

Warrant summary	Number of warrants outstanding	Exercise price per share	Maximum Proceeds ($)	Expiration Date
Warrants issued in the preferred stock private placement	184,625	$ 12.00	2,215,494	02/28/2014
Warrants issued upon conversion of preferred stock	869,750	$ 8.50	7,392,875	02/28/2014
Warrants issued our initial public offering	881,901	$ 10.00	8,819,010	02/28/2014
Warrants issued to our underwriters	95,000	$ 14.00	1,330,000	02/28/2014
Warrants issued with convertible notes	100,000	$ 6.50	650,000	11/05/2014

On November 21, 2012, the Board of Directors authorized extending the expiration date of the warrants outstanding prior to the Merger to February 28, 2014. Except as so extended all other provisions of each class of warrants have not been altered or otherwise amended. A deemed dividend of $3,384,730 for this extension of the warrant expiration dates was calculated using the Black-Scholes option-pricing model.

Options

We assumed the option plan of Ad-Vantage, under which options for the purchase of 3,729,916 shares of Ad-Vantage common stock were outstanding at the closing of the Merger (the “Outstanding Ad-Vantage Options”).  The Outstanding Ad-Vantage Options were converted into options to purchase 37,299.16 shares of Class M Preferred (which represents 3,729,916 shares of the Company’s Common Stock after giving effect to the Automatic Conversion). The Outstanding Ad-Vantage Options expire in 2021 and 2022.  At the closing of the Merger, there were 42,500 options outstanding to purchase the Company’s Common Stock, of which 42,500 were exercised in October, 2012. A total of 390,000 incentive stock options to purchase the Company’s common stock were granted in October, 2012. As of December 31, 2012, there were 390,000 options outstanding to purchase the Company’s Common Stock.

The Ad-Vantage Board of Directors adopted the Ad-Vantage Plan in September 2010. The Ad-Vantage Plan provided long-term incentives to employees, members of the Board, and advisers and consultants of the Company who were able to contribute towards the creation of or have created stockholder value by providing them stock options and other stock and cash incentives. Provisions such as vesting, repurchase and exercise conditions and limitations were determined by the Ad-Vantage Board of Directors on the grant date. The total number of shares that could be issued pursuant to the Ad-Vantage Plan could not exceed 1,250,000 shares, subject to adjustment in the event of certain recapitalizations, reorganizations, and similar transactions.

As of December 31, 2012, 1,115,521 options had been granted under the Ad-Vantage Plan, and 929,917 remained outstanding at the time of the Merger, at which time they were exchanged for 92,991.70 Class M Preferred Options. No options will be granted under the Ad-Vantage Plan following the Merger.

A total of 390,000 common stock options were granted under the Company’s premerger option plan (JMG Exploration, Inc. Equity Compensation Plan- the “JMG Plan”) during the year ended December 31, 2012, which are exercisable at $7.96 per share with 25% vesting on October 1st, 2013, and 1/36 of the remainder vesting on the first of each month thereafter. A total of 42,500 common stock options were outstanding at JMG prior to the merger with Ad-Vantage, of which no options remain unexercised as of December 31, 2012. Options granted by the Company following the Merger will be granted under the JMG Plan.

In June 2012, 117,500 JMG Common Stock Options were exercised providing proceeds of $51,700. In July 2012, 25,000 JMG Common Stock Options were exercised providing proceeds of $7,700. In October 2012, 42,500 JMG Common Stock Options were exercised providing proceeds of $18,700. In October, 2012, common stock options were issued under the JMG Plan to an employee to purchase 390,000 shares of the Company’s Common Stock at $7.96 per share.

The following summaries information concerning outstanding and exercisable stock options:

	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Exercisable as at December 31, 2010	227,500	$0.44	-
Cancelled	(50,000)	$0.44	-
Exercisable as at December 31, 2011	177,500	$0.44	-
Exercised	(177,500)	$0.44	-
Granted	390,000	$7.96	6.79 years
Outstanding at December 31, 2012	390,000	$7.96	6.79 years

Class M Preferred Stock options

Upon the merger, all issued and outstanding options, warrants and other rights to acquire shares of Ad-Vantage common stock (collectively, “Ad-Vantage Options”) were converted into options, warrants or other rights to acquire shares of Class M Preferred (collectively, “Parent Class M Preferred Stock Options”) at the Exchange Ratio, with such Class M Preferred Stock Options having the same terms and being subject to the same conditions as the Ad-Vantage Options, provided, however, that upon the consummation of the Authorized Share Increase and the Reverse Stock Split all of the Class M Preferred Stock Options shall, without the requirement of any further action, convert into options for shares of MediaShift common stock, with such conversion occurring at the Conversion Ratio.  No Ad-Vantage Option has accelerated vesting in connection with the Merger.

During the year ended December 31, 2012, Ad-Vantage granted 518,837 (5,188.37 of Class M Preferred) stock options under the Ad-Vantage Plan to certain employees, directors, and advisers, respectively. A total of 150,000 (1,500 of Class M Preferred) options vest monthly over a 24 month period and 368,837 (3,688.37 Class M Preferred) options vest one quarter (1/4) after one year and the balance over a 36 month period. Ad-Vantage also issued 2,799,999 non-qualified stock options outside the Ad-Vantage Plan to be allocated among senior management, fully vesting at the closing of the Merger with JMG and exercisable at $1.14 per share. These stock options were converted into options to purchase 27,999.99 shares of Class M Preferred (which represents 2,799,999 shares of the Company’s Common Stock after giving effect to the Automatic Conversion).

A summary of Ad-Vantage common stock option activity from February 23, 2010 (Date of Inception) through December 31, 2012 is as follows:

	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at Inception (February 23, 2010)	-	-
Granted, Ad-Vantage Common Stock	302,000	$0.1575	5.65 years
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2010, Ad-Vantage Common Stock	302,000	$0.1575	5.65 years
Granted, Ad-Vantage Common Stock	75,500	$0.1575	6.28 years
Granted, Ad-Vantage Common Stock	219,184	$0.4562	6.96 years
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2011, Ad-Vantage Common Stock	596,684	$0.2672	6.21 years
Granted, Ad-Vantage Common Stock	518,837	$1.1400	6.78 years
Exercised	(185,604)	$0.1575
Granted, Ad-Vantage Common Stock upon Merger	2,799,999	$1.1400	6.87 years
Exchange Conversion from Ad-Vantage Common Stock to Class M Preferred	(3,692,617)	$-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2012, Class M Preferred	37,299	$1.0493	6.47 years

The exercise price and vesting period of each stock option is specified by the Board of Directors at the time of grant. The stock options expire seven years after the grant date, except for the stock options vesting upon the Merger, which expire six years after the vesting date.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of similar companies of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with an expected term ranging from 2.5 to 5 years used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates. During the years ended December 31, 2012 and 2011, the Company experienced no forfeitures.

The weighted average grant date fair value of options granted during 2012 and 2011 amounted to $0.654 and $0.338 per option, respectively, using the Black Scholes pricing model using the following assumptions:

For the year ending:	December 31,
	2012	2011
Weighted average risk-free interest rate	0.90%	1.72%
Expected life in years	7.00	7.00
Expected volatility	78%	82%
Expected dividends	0	0

As of December 31, 2012 there was $2,845,823 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 7.90 years.

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding				Options exercisable

Exercise prices	# of shares outstanding	Weighted Average Remaining Contractual Life	Exercise price	# of shares outstanding	Weighted Average Remaining Contractual Life	Exercise price
Common Stock Options:
$7.96	390,000	6.79 years	$7.96	-	6.79 years	$7.96
	390,000			-

Class M Preferred Stock Options:
$15.75	1,510	4.75 years	$15.75	1,510	4.75 years	$15.75
$15.75	409	5.28 years	$15.75	341	5.28 years	$15.75
$45.62	2,192	5.96 years	$45.62	2,192	5.96 years	$45.62
$114.00	438	6.39 years	$114.00	-	-	-
$114.00	100	6.39 years	$114.00	-	-	-
$114.00	100	6.39 years	$114.00	-	-	-
$114.00	1,000	6.39 years	$114.00	-	-	-
$114.00	250	6.39 years	$114.00	-	-	-
$114.00	500	6.60 years	$114.00	-	-	-
$114.00	1,300	6.60 years	$114.00	-	-	-
$114.00	500	6.60 years	$114.00	146	6.60 years	$114.00
$114.00	500	6.60 years	$114.00	125	6.60 years	$114.00
$114.00	500	6.64 years	$114.00	83	6.64 years	$114.00
$114.00	28,000	6.62 years	$114.00	28,000	6.62 years	$114.00
	37,299			32,397

Intrinsic Value of options outstanding and options exercisable For the nine months ended December 31, 2012
Intrinsic Value of Options Outstanding	Intrinsic Value of Options Exercisable	Intrinsic Value of Options Exercised
$ 439,616	$ 417,980	n/a

Dividend

In July 2012, the Company licensed certain specific noncore intellectual property and technology to an affiliated entity in exchange for all of the membership interest in the affiliated entity. The membership interests in the affiliated entity were then transferred as a dividend to the shareholders of record of the Company as of July 2, 2012. The value of the intellectual property was approximately $20,000.

Deemed Dividend

On November 21, 2012, the Board of Directors authorized extending the expiration date of the outstanding warrants to February 28, 2014. Except as so extended all other provisions of each class of warrants have not been altered or otherwise amended. A deemed dividend of $3,384,730 for this extension of the warrant expiration dates was calculated using the Black-Scholes option-pricing model.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Income Taxes

7 - Income Taxes

ADVN files income tax returns in the U.S. federal jurisdiction and the state of California. There are currently no income tax examinations underway for these jurisdictions since December 31, 2010 is the initial tax filing period.

ADVN provides deferred income taxes for differences between the tax reporting bases and the financial reporting bases of assets and liabilities. ADVN had no unrecognized income tax benefits. Should ADVN incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense and operating expense, respectively. Unrecognized tax benefits are not expected to increase or decrease within the next twelve months.

As of December 31, 2012, ADVN has net operating losses for federal and state income tax purposes of approximately 3,639,000 which are available for application against future taxable income and which will start expiring in 2031. The benefit associated with the net operating loss carry forward will more likely than not go unrealized unless a future operation is successful. Since the success of future operations is indeterminable, the potential benefits resulting from these net operating losses have not been recorded in the financial statements.

8 - Income Taxes

Ad-Vantage files income tax returns in the U.S. federal jurisdiction and the state of California. There are currently no income tax examinations underway for these jurisdictions since December 31, 2010 is the initial tax filing period.

Ad-Vantage provides deferred income taxes for differences between the tax reporting bases and the financial reporting bases of assets and liabilities. Ad-Vantage had no unrecognized income tax benefits. Should Ad-Vantage incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense and operating expense, respectively. Unrecognized tax benefits are not expected to increase or decrease within the next twelve months.

Provision for (benefit from) income taxes from continuing operations consists of the following:

	2012	2011
Current:
Federal	$ -	$ -
State	2,400	800
	2,400	800
Deferred:
Federal	(1,870,543)	2,442
State	(320,837)	-
Valuation allowance	2,191,380	(2,442)
	-	-
Total	$ 2,400	$ 800

The benefit from income taxes differs from the amount computed by applying the federal statutory income tax rate to losses from continuing operations before income taxes. The sources and tax effects of the differences are as follows:

	2012	2011
Statutory Rate	34.0%	34.0%
State Income Taxes, Net of Federal Benefit	5.8%	-0.4%
Permanent items	-15.7%	0.0%
Change in valuation allowance	-24.1%	1.2%
Prior year true up	-0.1%	-35.2%
Other	0.1%	0.0%
Tax Rate	-0.0%	-0.4%

Deferred income taxes on the balance sheet result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of the net deferred income tax liability at December 31 are as follows:

	2012	2011
Deferred tax assets:
Bad debt allowance	$ 14,076	$ 28,152
Compensation accruals	27,577	-
Accrued expenses	24,546	-
Other - Current	-
Subtotal Current	$ 66,199	$ 28,152
Stock based compensation	$ 1,096,204	$ -
Depreciation	3,248	-
NOL carryforwards	1,385,620	-
NOL carryforwards - JMG	7,404,603	7,110,663
Property basis difference	416,917	415,935
Other - Noncurrent	31,277
Subtotal Noncurrent	$ 10,337,869	$ 7,526,598
Net deferred tax asset/(liabilities)	$ 10,404,068	$ 7,554,750
Valuation allowance	(10,404,068)	(7,554,750)
	$ -	$ -

As of December 31, 2012, Ad-Vantage has net operating losses for federal and state income tax purposes of approximately 3,639,000 which are available for application against future taxable income and which will start expiring in 2031. The benefit associated with the net operating loss carry forward will more likely than not go unrealized unless a future operation is successful. Since the success of future operations is indeterminable, the potential benefits resulting from these net operating losses have not been recorded in the financial statements.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Related Party Transactions

8 - Related Party Transactions

The Company utilizes the programming services of a company managed by its Chief Technology Officer. Payments to this company were $38,958 and $39,009 for the three month periods ended March 31, 2013 and 2012, respectively.

9 - Related Party Transactions

The Company utilizes the programming services of a company managed by its Chief Technology Officer. Payments to this company were $198,492 and $100,046 for the years ended December 31, 2012 and 2011, respectively.

In March 2011, the Company entered into a lending facility that provides for advances of up to $500,000 with interest at 12% per annum payable monthly. The promissory note was provided by an investor in Ad-Vantage’s preferred stock. The lending facility matures in 36 months and any principal balance is due and payable 90 days after the note matures and the Company has received written notice of demand for payment. A total of $80,000 was borrowed under this promissory note on September 1, 2011 and an additional $30,000 on October 3, 2011. All outstanding balances under this facility were paid in full on November 1, 2011.

On July 12, 2012, Ad-Vantage borrowed $1,400,000 from JMG in anticipation of the Merger of the two companies pursuant to a senior secured promissory note. The note was secured by a lien on all assets of the Company, bears interest at 10% per annum and was due and payable in full on or before the earliest of: (a) the Closing Date of the Merger, (b) January 9, 2014 and (c) the date of any default as specified by the note. The note was converted on September 1, 2012 at the time of the Merger between the two companies into an intra-company obligation that eliminates in consolidation.

Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Discontinued Operations

9 - Discontinued Operations

In connection with the Merger between JMG and Ad-Vantage, the Company agreed to, as soon as practicable after the Closing, sell all of the “Oil and Gas Properties” identified in the Company’s most recent 10-K filed with the SEC (the “O&G Operations” and the “O&G Sale”) or at its option cause the O&G Operations to be spun off for the benefit of the Company’s pre-Merger stockholders as soon as may be practicable following completion of the Merger (the “O&G Spinoff”).

Effective November 21, 2012, the Board of Directors authorized management to pursue the spin-off of the Oil and Gas operations (“O&G Operations”) following management’s determination that the O&G Operations were not material to the operations, assets or future commercial activity of MediaShift. The following steps are expected to occur in connection with the proposed spin-off:

1.   The O&G Operations, including all related assets and liabilities, will be contributed to a new corporation, to be domiciled in Nevada ("JMG Oil") in exchange for 500,000 shares of JMG Oil. Thereafter JMG Oil intends also to issue 4,500,000 of its shares to unrelated accredited investors for $50,000 and certain indemnities relating to the O&G Operations.

2.   The Company proposes to spin off its 500,000 shares of JMG Oil (the "Dividend") to Pre-Merger JMG Stockholders. Based on the Corporation having 5,458,405 shares of its common stock outstanding immediately prior to the Merger, the Corporation anticipates that on distribution the Pre-Merger JMG Stockholders will receive 0.0916019 of a share of JMG Oil for each share of the Corporation's common stock owned by them prior to the Merger.

3.   JMG Oil will bear the costs and expenses of these transactions.

The completion of the spin-off transaction outlined above is deemed to be in the best interests of the Company, may require regulatory approvals and is subject to execution of definitive agreements. No assurance can be given that the spin-off of the Oil and Gas operations will occur or, if it does occur, that the shares of JMG Oil will have any liquidity or value to JMG shareholders.

10 - Discontinued Operations

In connection with the Merger between JMG and Ad-Vantage, the Company agreed to, as soon as practicable after the Closing, sell all of the “Oil and Gas Properties” identified in the Company’s most recent 10-K filed with the SEC (the “O&G Operations” and the “O&G Sale”) or at its option cause the O&G Operations to be spun off for the benefit of the Company’s pre-Merger stockholders as soon as may be practicable following completion of the Merger (the “O&G Spinoff”).

Effective November 21, 2012, the Board of Directors authorized management to pursue the spin-off of the Oil and Gas operations (“O&G Operations”) following management’s determination that the O&G Operations were not material to the operations, assets or future commercial activity of MediaShift. The following steps are expected to occur in connection with the proposed spin-off:

1.  The O&G Operations, including all related assets and liabilities, will be contributed to a new corporation, to be domiciled in Nevada ("JMG Oil") in exchange for 500,000 shares of JMG Oil. Thereafter JMG Oil intends also to issue 4,500,000 of its shares to unrelated accredited investors for $50,000 and certain indemnities relating to the O&G Operations.

2.  The Company proposes to spin off its 500,000 shares of JMG Oil (the "Dividend") to Pre-Merger JMG Stockholders. Based on the Corporation having 5,458,405 shares of its common stock outstanding immediately prior to the Merger, the Corporation anticipates that on distribution the Pre-Merger JMG Stockholders will receive 0.0916019 of a share of JMG Oil for each share of the Corporation's common stock owned by them prior to the Merger.

3.  JMG Oil will bear the costs and expenses of these transactions.

The completion of the spin-off transaction outlined above is deemed to be in the best interests of the Company, may require regulatory approvals and is subject to execution of definitive agreements. No assurance can be given that the spin-off of the Oil and Gas operations will occur or, if it does occur, that the shares of JMG Oil will have any liquidity or value to JMG shareholders.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes
Subsequent Events

11 - Subsequent Events

Acquisition of Ad Network Assets of Travora Media

On February 6, 2013, Travora Networks, Inc. (“TNI”), a wholly owned subsidiary of MediaShift, Inc. executed an asset purchase agreement with Travora Media, Inc. (“Travora” or “Seller”) to acquire Travora’s digital advertising network business. Headquartered in New York City, Travora provides an established publishing network, advertiser and agency relationships, and an experienced ad sales and ad operations team. Travora represents over 300 established travel brands across desktop, tablet, and mobile platforms, including Fodor’s, Viator, and Vayama. Travora achieved revenues of approximately $13.0 million in 2011. TNI will retain approximately 20 of Travora’s former employees and will continue to operate out of New York City.

The fair value of the consideration to Seller is as follows:

Cash consideration to Seller		$ 500,000
Payment of Eastward Capital Partners debt		1,750,000
Assumption of Eastward Capital Partners debt		2,250,000
Balance of consideration to be paid in MediaShift common stock (“Closing Shares”)	700,000
Less allowance for audit expenses	(70,000)
Less amount of Aged Accounts Payable	(138,000)
Less estimated reduction for Target Working Capital deficiency	(600,000)	(108,000)
Preliminary consideration		$ 4,392,000

Potential adjustments to purchase price:
Potential earn-out consideration for publisher retention		1,000,000
Potential earn-out consideration for revenue targets		2,000,000
Total potential additional consideration		$3,000,000

As part of the purchase price paid in the transaction, TNI assumed Seller’s $4,000,000 obligations to Eastward Capital Partners, pursuant to the terms of that certain Master Lease Agreement No. 527 dated as of January 13, 2012, by and between Travora Media, Inc. and Eastward Capital Partners V, L.P. as modified by Letter Agreement.

Within ninety (90) days following the closing date, TNI shall prepare and deliver to the Seller a closing statement and its calculation of the working capital deficit or working capital surplus, if any, at the date of purchase.  The closing statement shall be prepared in accordance with GAAP, certified by an officer of TNI and prepared applying the same methodology as was applied by TNI and the Seller in calculating the Target Working Capital.

Within five (5) Business Days following the determination of the closing statement, if there is a working capital surplus, TNI shall pay to the Seller an amount equal to such working capital surplus by an increase in the number of Closing Shares equal to the dollar value of such excess, and if there is a working capital deficit, the Seller shall pay to TNI an amount equal to such working capital deficit by a reduction and forfeiture of the number of Closing Shares equal to the dollar value of such working capital deficit, or if the value of the Closing Shares is less than such working capital deficit, TNI shall reduce the amount of earnout payments owed or payable to Seller by an amount equal to the amount by which such working capital deficit exceeds the value of the Closing Shares. A preliminary analysis of working capital as of the closing date indicates that the working capital deficit (as defined in the Asset Purchase Agreement) may be approximately $600,000.  Consequently, it is not currently anticipated that any Closing Shares will be issued to the Seller in this transaction.

The acquisition will be accounted for using the acquisition method of accounting.  Accordingly, the assets acquired and liabilities assumed will be measured at their estimated fair value at the acquisition date.  Travora’s results of operations will be included in the Company’s consolidated financial statements from February 1, 2013.

The significant identifiable tangible assets acquired include primarily accounts receivable and property, plant and equipment.  Intangible assets include contracts, business relationships, trademarks and domain names. The Company will determine the fair value of the tangible and intangible assets acquired for the acquisition, but does not have the information necessary for such an allocation at this time.

Earnout Consideration

Publisher Retention Earnout Payments

The Seller shall be entitled to receive, in two installments, Publisher Retention Earnout Payments equaling, in the aggregate, up to $1,000,000.   In the event that the number of Publishers retained by the Company for the initial 180 day period following the Closing Date is equal to or exceeds eighty-five percent (85%) of the Baseline Number of Publishers, the Company shall pay to the Seller an amount equal to the product of $500,000 multiplied by a fraction, the numerator of which is the actual number of Publishers retained by the Company and the denominator of which is the Baseline Number of Publishers.

In the event that the number of Publishers retained by the Company for the second 180 day period following the Closing Date is equal to or exceeds the Baseline Number of Publishers, the Company shall pay to the Seller an amount equal to the product of $500,000 multiplied by a fraction, the numerator of which is the actual number of Publishers retained and the denominator of which is Baseline Number of Publishers.

Notwithstanding the foregoing, if any three (3) of the Seller’s Major Publishers, in the aggregate, cease doing business with TNI during the initial publisher retention earnout period, then no initial publisher retention earnout payment or second publisher retention earnout payment shall be paid to the Seller and if during the second publisher retention earnout period, then no second publisher retention earnout payment shall be paid to the Seller.

Revenue Goal Earnout Payments

The Seller shall be entitled to receive, in two installments, Revenue Goal Earnout Payments equaling, in the aggregate, up to $2,000,000.  In the event that Ad Network Revenue for the period beginning on January 1, 2013 and ending on June 30, 2013 is equal to or exceeds $5,159,700, the Company shall pay to the Seller an amount equal to the lesser of the product of $1,000,000 multiplied by a fraction, the numerator of which is the actual Ad Network Revenue achieved during the Initial Revenue Goal Earnout Period and the denominator of which is $5,733,000 and $1,000,000.

In the event that Ad Network Revenue for the period beginning on July 1, 2013 and ending on December 31, 2013 is equal to or exceeds $6,407,100, the Company shall pay to the Seller an amount equal to the lesser of the product of $1,000,000 multiplied by a fraction, the numerator of which is the actual Ad Network Revenue achieved during the Second Revenue Goal Earnout Period and the denominator of which is $7,119,000 and $1,000,000.

Private placement of 8% convertible promissory notes

During the first quarter of 2013, we have received approximately $7,000,000 pursuant to a private placement of 8% convertible promissory notes (the “Notes”). A total of $2,250,000 of the proceeds was used to finance the Travora acquisition. We will use the balance of the proceeds to finance our remaining financial commitments pursuant to the Travora acquisition and for working capital purposes. The terms of the Notes are as follows:

·    Bearing interest at 8% per annum,

·    Principal and interest due and payable on or before February 15, 2015,

·    Prepayable by the Company upon 30 days’ notice,

·    The Notes are convertible into MediaShift common stock at the rate of $3.00 per share subject to antidilution provisions which provide that if the Company issues securities at a price below the conversion price of the Notes, the conversion price will be reduced to the lower amount,

·    The Notes may be converted at any time prior to maturity date at the option of the holder or the Company, and

·    Note holders received warrants to purchase MediaShift common stock in an amount equal to the number of shares the Notes are convertible into. Half of the warrants are exercisable at $4.00 per share and half are exercisable at $6.00 per share.

The maximum number of common shares that may be issued through, as applicable, the conversion of the Notes and the exercise of the warrants which were sold in this private placement, is 4,666,666 shares.  The Notes were offered and sold by officers and directors of the Company who received no remuneration for the sale of the securities. Sales of the Notes were made pursuant to Section 4(a)(5) and Section 4(a)(2) of the Securities Act, and Rule 506 promulgated thereunder, solely to “accredited investors” as defined in Rule 501(a) of Regulation D.  The securities sold in this transaction were not registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

Business Combination - Acquisition of Ad Network Assets of Travora Media	3 Months Ended
Mar. 31, 2013
Notes
Business Combination - Acquisition of Ad Network Assets of Travora Media

3 - Business Combination - Acquisition of Ad Network Assets of Travora Media

On February 6, 2013, Travora Networks, Inc. (“TNI”), a wholly owned subsidiary of MediaShift, Inc. executed an asset purchase agreement with Travora Media, Inc. (“Travora” or “Seller”) to acquire Travora’s digital advertising network business, which was effective on February 1, 2013.  Activity from February 1st to February 6th was immaterial. Headquartered in New York City, Travora provides an established publishing network, advertiser and agency relationships, and an experienced ad sales and ad operations team. Travora represents over 300 established travel brands across desktop, tablet, and mobile platforms, including Fodor’s, Viator, and Vayama. Travora achieved revenues of approximately $13.0 million and $10.9 million in 2011 and 2012 respectively. TNI will retain approximately 20 of Travora’s former employees and will continue to operate out of New York City.

The acquisition was accounted for using the acquisition method of accounting.  Accordingly, the assets acquired and liabilities assumed were measured at their estimated fair value at the acquisition date.  Travora’s results of operations will be included in the Company’s consolidated financial statements from February 1, 2013.

The preliminary allocation of the purchase price based on the fair value of the acquired assets, less liabilities assumed, as of February 6, 2013, amounted to $8,234,670.

The fair value of the consideration to Seller is as follows:

Cash consideration to Seller		$ 500,000
Payment of Eastward Capital Partners debt		1,750,000
Assumption of Eastward Capital Partners debt		2,250,000
Balance of consideration to be paid in MediaShift common stock	700,000
Less allowance for audit expenses	(70,000)
Less amount of Aged Accounts Payable	(138,000)
Less estimated reduction for Target Working Capital deficiency	(592,000)	(100,000)
		4,400,000
Contingent consideration:
Earn-out consideration for publisher retention		67,747
Earn-out consideration for revenue targets		1,315,081
Total consideration		$ 5,782,828

As part of the purchase price paid in the transaction, TNI assumed Seller’s $4,000,000 obligations to Eastward Capital Partners.

Within ninety (90) days following the closing date, TNI shall prepare and deliver to the Seller a closing statement and its calculation of the working capital deficit or working capital surplus, if any, at the date of purchase.  The closing statement shall be prepared in accordance with GAAP, certified by an officer of TNI and prepared applying the same methodology as was applied by TNI and the Seller in calculating the Target Working Capital.

Within five (5) Business Days following the determination of the closing statement, if there is a working capital surplus, TNI shall pay to the Seller an amount equal to such working capital surplus by an increase in the number of Closing Shares equal to the dollar value of such excess, and if there is a working capital deficit, the Seller shall pay to TNI an amount equal to such working capital deficit by a reduction and forfeiture of the number of Closing Shares equal to the dollar value of such working capital deficit, or if the value of the Closing Shares is less than such working capital deficit, TNI shall reduce the amount of earnout payments owed or payable to Seller by an amount equal to the amount by which such working capital deficit exceeds the value of the Closing Shares. A preliminary analysis of working capital as of the closing date indicates that the working capital deficit (as defined in the Asset Purchase Agreement) may be approximately $600,000.  Consequently, it is not currently anticipated that any Closing Shares will be issued to the Seller in this transaction.

The significant identifiable tangible assets acquired include primarily accounts receivable and property, plant and equipment.  Intangible assets include contracts, business relationships, trademarks and domain names.

Earnout Consideration

As part of the acquisition, TNI agreed to issue additional cash to the sellers, contingent upon TNI meeting certain operating performance targets: publisher retention goals for 360 days following the acquisition date and revenue goals for the year ending December 31, 2013. As discussed in Note 4 - “Contingent Earnout Liabilities - Travora Earnout Consideration”, the estimated fair value of the contingency was $1,382,828 on the acquisition date and $1,382,828 as of March 31, 2013.

Intangible Assets

To determine the estimated fair value of intangibles acquired, MediaShift engaged a third party valuation specialist to assist management.  Based on the preliminary assessment, the acquired intangible asset categories, fair value and amortization periods, generally on a straight line basis are as follows:

	Fair Value at 2/6/2013	Amortization Period
Trademark Portfolio	$ 856,890	Indefinite
Publisher Relationships	3,573,596	15 years
Goodwill	991,936	N/A
Total Intangible	$5,422,422

·    The fair value of the Trademark portfolio was determined based on the “relief from royalty” method, an approach under which fair value is estimated to be the present value of royalties saved because we own the intangible asset and therefore do not have to pay a royalty for its use.  The fair value for the publisher relationships was determined based on the “excess earning method”, of income approach.  Estimated discounted cash flows associated with existing customers and projects were based on historical and market participant data.

·    These valuations are preliminary and subject to change.

The following table summarizes the fair value of the assets acquired and the liabilities assumed in thousands:

Accounts receivable	$ 2,716
Prepaid expenses & deposits	5
Fixed assets	91
Intangible assets	5,422
Accounts payable	(1,856)
Other accrued expense	(596)
Net assets acquired	$ 5,782

The significant identifiable tangible assets acquired include primarily accounts receivable and fixed assets.  The Company determined that the book value of accounts receivable reflected fair value of those assets.  The Company determined the book value of the fixed assets reflected fair value of those assets.

Supplemental Unaudited Pro Forma Information for the three month period ended March 31, 2012

The following pro forma information for the three month period ended March 31, 2013 and 2012 presents the results of operations as if the TNI acquisition had occurred at the beginning of 2012. The supplemental pro forma information has been adjusted to include:

·    the pro forma impact of amortization of intangible assets and depreciation of property, plant and equipment, based on the purchase price allocation;

·    the pro forma impact of interest expense on the assumption of the Eastward Debt of $2,250,000

The pro forma results are presented for illustrative purposes only and are not necessarily indicative of or intended to represent the results that would have been achieved had the transaction been completed on January 1, 2012 or that may be achieved in the future.  The pro forma results do not reflect any operating efficiencies and associated cost savings that the Company may, or may not, achieve with respect to the combined companies.

	Three month Period ended March 31, 2013	Three month Period ended March 31, 2012

Revenues	$ 2,128,807	$ 2,556,257
Income from continuing operations, before provision for income taxes	$ (7,483,194)	$ (1,260,985)
Income from continuing operations	$ (7,483,994)	$ (1,262,985)
Net income	$ (7,483,994)	$ (1,262,985)

Weighted average common shares outstanding:
Basic	6,463,852	10,431,165
Diluted	6,463,852	10,431,165

Earnings per share:
Basic - income from continuing operations	$(1.1577)	$(0.1209)
Basic - net income	$(1.1578)	$(0.1211)
Diluted - income from continuing operations	$(1.1577)	$(0.1209)
Diluted - net income	$(1.1578)	$(0.1211)

Notes Payable	3 Months Ended
Mar. 31, 2013
Notes
Notes Payable

5 - Notes Payable

8% Convertible Promissory Notes

During the first quarter of 2013, we received $6,944,350 pursuant to a private placement of 8% convertible promissory notes (the “8% Notes”). On March 20, 2013, the Company’s Board of Directors authorized an increase from maximum proceeds of $7,000,000 to maximum proceeds of $8,500,000, with a new closing date of April 5, 2013, subject to a ten business day extension at the Company’s option. As of the final closing date of April 19, 2013, a total of $7,757,344 in proceeds had been raised. On March 27, 2013, the Company exercised its option to convert all principal and accrued interest received prior to the end of the quarter to common shares (see below). On April 26, 2013, the Company exercised its option to convert all principal received following the end of the quarter and prior to the final closing date of the financing to common shares.  A total of $2,250,000 of the proceeds was used to finance the Travora acquisition. We will use the balance of the proceeds to finance our remaining financial commitments pursuant to the Travora acquisition and for working capital purposes. The terms of the 8% Notes are as follows:

·    Bearing interest at 8% per annum,

·    Principal and interest due and payable on or before February 15, 2015,

·    Prepayable by the Company upon 30 days’ notice,

·    The 8% Notes are convertible into MediaShift common stock at the rate of $3.00 per share subject to antidilution provisions which provide that if the Company issues securities at a price below the conversion price of the 8% Notes, the conversion price will be reduced to the lower amount,

·    The 8% Notes may be converted at any time prior to maturity date at the option of the holder or the Company, and

·    8% Note holders received warrants to purchase MediaShift common stock in an amount equal to the number of shares the 8% Notes are convertible into. Half of the warrants are exercisable at $4.00 per share and half are exercisable at $6.00 per share.

The maximum number of common shares that may be issued through, as applicable, the conversion of the 8% Notes and accrued interest and the exercise of the warrants which were sold in this private placement, is 5,193,346 shares.  The 8% Notes were offered and sold by officers and directors of the Company who received no remuneration for the sale of the securities, as well as by three placement agents who received commission of 6% of principal raised by those agents. Sales of the 8% Notes were made pursuant to Section 4(a)(5) and Section 4(a)(2) of the Securities Act, and Rule 506 promulgated thereunder, solely to “accredited investors” as defined in Rule 501(a) of Regulation D.  The securities sold in this transaction were not registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The 8% Note’s conversion feature was determined to be an embedded derivative liability and therefore was bifurcated from the note and recorded at fair value at issuance and is required to be adjusted to fair value at the end of each reporting period. The collective fair value of the conversion feature at the date of issuance calculated using the Black Scholes model totaled $2,694,671. The Company recorded the fair value of the conversion feature as a contra liability offsetting the respective term loan amounts and a corresponding derivative liability, that will be marked to market at each reporting period. The 8% Notes were issued with two year warrants to purchase an aggregate of 241,000 common shares at $3.00 per share and 241,000 common shares at $6.00. The warrants are exercisable immediately after issuance and expire in 2 years. The fair value of the warrants of $3,696,327 was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: dividend yield of 0%, expected volatility ranging from 194% to 245%, risk free interest rate ranging from 0.12% to 0.25% and a contractual life of two years. The Company recorded the relative fair value of the warrants of $1,951,767 to loan warrant discount as a contra liability offsetting the respective term loan amounts. The total discount attributable to the issuance of the 8% Notes was $4,646,438.  On March 27, 2013, the 8% Notes were extinguished by the company, on that date the collective fair value of the conversion feature was $3,389,589. Accordingly, the Company recorded the change in fair value of $694,918 as a loss on derivative liabilities for the three month period ended March 31, 2013. The 8% Notes were extinguished via the issuance of 2,335,723 shares of common stock with a fair value of $10,393.967.  The net carry value of the related debt and conversion feature was $5,683,594.  Accordingly the company recorded a $4,710,423 loss on extinguishment of debt.

A total of 2,335,723 shares of common stock with a fair value of $10,393,967 was issued in retirement of the 8% notes.  A loss of $4,710,423 was recorded on the extinguishment.

On March 20, 2013, the Company received consent from the outstanding 8% promissory note holders to increase the maximum issuance from $7,000,000 to $8,500,000. The private placement was closed on April19, 2013, and an additional $812,994 in 8% convertible promissory notes were issued. On April 26, 2013, the principal, along with accrued interest, was converted into 271,844 common shares of the Company.

10% Convertible Notes

On November 5, 2012, the Company issued an aggregate of $500,000 in two year 10% convertible notes (the “10% Notes”) to two investors, and on November 7, 2012 the Company issued an aggregate of $500,000 in two year 10% convertible notes to three additional investors. The 10% Notes may be prepaid by the Company with fifteen days’ notice, and may be converted into the Company’s common stock at the lesser of 80% of the Company’s fair market value at the time of conversion or $8.00 per share. The 10% Notes were issued with two year warrants to purchase an aggregate of 100,000 common shares at $6.50 per share. The warrants are exercisable immediately after issuance and expire in 2 years. The fair value of the warrants of $284,251 was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: dividend yield of 0%, expected volatility of 102% and 104%, risk free interest rate of 0.28% and 0.27% and a contractual life of two years. The Company recorded the fair value of the warrants of $284,251 to loan warrant discount as a contra liability offsetting the respective term loan amounts on the Balance Sheet.

The fair value of the conversion feature on December 31, 2012 calculated using the Black Scholes model totaled $534,251 and is reflected as a discount to the 10% Notes. The discount attributable to the issuance date aggregate fair value of the conversion options and warrants, totaling $750,292, was amortized using the straight line interest method over the term of the 10% Notes. The intrinsic value of the conversion option in the 10% Notes totaling $534,251 was calculated in accordance with ASC 470 and recorded, on the issuance date, as additional paid in capital and a corresponding reduction of the carrying value of the 10% Notes. The discount remaining was $422,949  and $750,293 as of March 31, 2013 and December 31,2012 respectively.

Line of Credit

In March 2011, the Company entered into a lending facility that provides for advances of up to $500,000 with interest at 12% per annum payable monthly. The facility was provided by an investor in our preferred stock.  As of December 31, 2011 and 2012, there was no balance outstanding on the facility.

Summary of Significant Accounting Policies: Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Presentation

Presentation

The accompanying consolidated financial statements include the accounts of MediaShift, Inc. and our subsidiary Ad-Vantage Networks, Inc. Intercompany balances have been eliminated in consolidation. On March 4, 2013, the Company announced the effectiveness of a one-for-two reverse stock split. All share and per share information, including earnings per share, in this Form 10-K have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation. Our net loss is equivalent to our comprehensive loss so we have not presented a separate statement of comprehensive loss.

Presentation

Presentation

The accompanying consolidated financial statements include the accounts of MediaShift, Inc. and our subsidiary Ad-Vantage Networks, Inc. and Travora Networks, Inc. Intercompany balances have been eliminated in consolidation. On March 4, 2013, the Company announced the effectiveness of a one-for-two reverse stock split. All share and per share information, including earnings per share, in this Form 10-Q have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation. Our net loss is equivalent to our comprehensive loss so we have not presented a separate statement of comprehensive loss.

Summary of Significant Accounting Policies: Use of Estimates (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of estimates and assumptions by management that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investment with a maturity at the date of purchase of three months or less to be cash equivalents.

Summary of Significant Accounting Policies: Cash Concentration (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash Concentration

Cash Concentration

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The company has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on cash.

Summary of Significant Accounting Policies: Fair value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fair value of Financial Instruments

Fair value of Financial Instruments

The estimated fair values are determined at discrete points in time based on relevant market information.  These estimates involve uncertainties and cannot be determined with precision. The estimated fair values of all financial instruments on the Company's balance sheets were determined by using available market information and appropriate valuation methodologies.  Fair value is described as the amount at which the instrument could be exchanged in a current transaction between informed willing parties, other than a forced liquidation.  However, considerable judgment is required in interpreting market data to develop the estimates of fair value.  Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.  The Company does not have any off balance sheet financial instruments.

Trade accounts receivable, accounts payable and certain other current assets and liabilities are reported on the balance sheet at carrying value which approximates fair value due to the short-term maturities of these instruments.

The fair value of the Company’s debt is estimated based on current rates offered to the Company for similar debt and approximates carrying value.

Summary of Significant Accounting Policies: Property and Equipment (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Property and Equipment

Property and Equipment

Depreciation of property and equipment is provided for by the straight-line method over the three to seven year estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of the assets’ useful lives or the remaining term of the lease.

Summary of Significant Accounting Policies: Impairment of Long-Lived Assets (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

When assets are placed into service, we make estimates with respect to their useful lives that we believe are reasonable. However, factors such as competition, regulation, or environmental matters could cause us to change our estimates, thus impacting the future calculation of depreciation and depletion. We evaluate long-lived assets for potential impairment by identifying whether indicators of impairment exist and, if so, assessing whether the long-lived assets are recoverable from estimated future undiscounted cash flows. The actual amount of impairment loss, if any, to be recorded is equal to the amount by which a long-lived asset’s carrying value exceeds its fair value. Estimates of future discounted cash flows and fair values of assets require subjective assumptions with regard to future operating results and actual results could differ from those estimates.

Summary of Significant Accounting Policies: Intangible Assets (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Intangible Assets

Intangible Assets

The Company evaluates intangible assets for impairment, at least on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows. Recoverability of intangible assets and other long-lived assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors including past operating results, budgets, economic projections, market trends, and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired, and a second test is performed to measure the amount of impairment loss.

Summary of Significant Accounting Policies: Patents- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Patents-

Patents

Legal costs, patent registration fees, and models and drawings required for filing patent applications are capitalized if they relate to commercially viable technologies. Commercially viable technologies are those technologies that are projected to generate future positive cash flows in the near term. Legal costs associated with applications that are not determined to be commercially viable are expensed as incurred. All research and development costs incurred in developing the patentable idea are expensed as incurred. Legal fees from the costs incurred in successful defense to the extent of an evident increase in the value of the patents are capitalized.

Summary of Significant Accounting Policies: Revenue Recognition (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Revenue Recognition

Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exits, collection of the related receivable is reasonably assured, the fees are fixed or determinable, and as services are provided.  Income is recognized as earned when an ad is either placed for viewing by a visitor to a member network publisher or internet access providers’ proprietary networks or when the customer “clicks through” on the ad, depending on the terms with the individual advertisers.  In certain cases, the Company records revenue based on available preliminary information from third parties.  Collection on the receivable may vary from the preliminary information based upon third party refinement of the estimated and reported amounts owed that occurs in subsequent periods.  The Company accrues any revenue sharing percentage with the network provider at the same time.

Revenue Recognition

The Company earns revenue from ads placed on web pages viewed on internet access providers’ proprietary networks. Revenues are earned when end users view the advertisements. The Company accrues any revenue sharing percentage with the network provider at the same time.

Summary of Significant Accounting Policies: Income Taxes (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method of accounting for deferred income taxes.

The provision for income taxes includes federal and state income taxes currently payable and deferred taxes resulting from temporary differences between the financial statement and tax bases of assets and liabilities.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

With respect to uncertain tax positions, the Company would recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The tax benefits to be recognized in the financial statements from such a position would be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Company’s reassessment of its tax positions did not have a material impact on its results of operations and financial position.

Income Taxes

The Company accounts for income taxes using the asset and liability method of accounting for deferred income taxes.

The provision for income taxes includes federal and state income taxes currently payable and deferred taxes resulting from temporary differences between the financial statement and tax bases of assets and liabilities.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

With respect to uncertain tax positions, the Company would recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The tax benefits to be recognized in the financial statements from such a position would be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Company’s reassessment of its tax positions did not have a material impact on its results of operations and financial position.

Summary of Significant Accounting Policies: Advertising (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Advertising	Advertising Advertising costs are charged to expense as incurred and were $54,887 and $15,300 for the three months ended March 31, 2013 and 2012, respectively.

Advertising

Advertising costs are charged to expense as incurred and were as follows:

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Advertising Costs	$ 64,205	$ -	$ 64,205

Summary of Significant Accounting Policies: Research and Development (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Research and Development	Research and Development Research and development costs are expensed as incurred and were $66,572 and $50,548 for the three months ended March 31, 2013 and 2012, respectively.

Research and Development

Research and development costs are expensed as incurred and were as follows.

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Research and development costs	$ 202,703	$ 134,296	$ 415,001

Summary of Significant Accounting Policies: Stock-based compensation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Stock-based compensation

Stock-based compensation

The Company accounts for the cost of Director/employee/adviser services received in exchange for the award of common stock options or warrants based on the fair value of the award on the date of grant. The fair value of each stock option grant or warrant was estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of the Company’s stock of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with a remaining term approximating the expected term used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates.

The Company recognizes stock-based compensation expense as a component of salary and other compensation expenses in the statements of operations and was $207,354 and $11,062 for the three months ended March 31, 2013 and 2012, respectively.

Stock-based compensation

The Company accounts for the cost of Director/employee/adviser services received in exchange for the award of common stock options or warrants based on the fair value of the award on the date of grant. The fair value of each stock option grant or warrant was estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of the Company’s stock of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with a remaining term approximating the expected term used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates.

The Company recognizes stock-based compensation expense as a component of salary and other compensation expenses in the statements of operations as follows:

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Salary and other compensation expense	$4,205,730	$ 136,225	$ 4,418,527

Summary of Significant Accounting Policies: Fair Value Measurements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Fair Value Measurements

Fair Value Measurements

The fair value hierarchy established by ASC 820 “Fair Value Measurements and Disclosures” prioritizes the inputs used in valuation techniques into three levels as follows:

·    Level 1 - Observable inputs - unadjusted quoted prices in active markets for identical assets and liabilities;

·    Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

·    Level 3 - Unobservable inputs - includes amounts derived from valuation models where one or more significant inputs are unobservable.

Fair Value Measurements

The fair value hierarchy established by ASC 820 “Fair Value Measurements and Disclosures” prioritizes the inputs used in valuation techniques into three levels as follows:

·    Level 1 - Observable inputs - unadjusted quoted prices in active markets for identical assets and liabilities;

·    Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

·    Level 3 - Unobservable inputs - includes amounts derived from valuation models where one or more significant inputs are unobservable.

Summary of Significant Accounting Policies: Net Loss per Common Share (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Net Loss per Common Share

Net Loss per Common Share

Loss per share ("EPS") is computed based on weighted average number of common shares outstanding and excludes any potential dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock, which would then share in the earnings of the Company. The shares issuable upon the exercise of stock options and warrants are excluded from the calculation of net loss per share for the three months ended March 31, 2013 and 2012 because their effect would be antidilutive. The following shares were accordingly excluded from the net income/loss per share calculation.

	Three month periods ended March 31,
	2013	2012
Stock warrants	4,446,060	84,326
Stock options	4,119,916	298,342
Total shares excluded	8,565,976	382,668

Net Loss per Common Share

Loss per share ("EPS") is computed based on weighted average number of common shares outstanding and excludes any potential dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock, which would then share in the earnings of the Company. The shares issuable upon the exercise of stock options and warrants are excluded from the calculation of net loss per share for the years ended December 31, 2012 and 2011 because their effect would be antidilutive. The following shares were accordingly excluded from the net income/loss per share calculation.

	Years ended December 31,
	2012	2011
Stock warrants	2,131,276	84,326
Stock options	402,500	298,342
Stock options - Class M	18,650	-
Total shares excluded	2,452,426	382,668

Summary of Significant Accounting Policies: New Accounting Pronouncements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
New Accounting Pronouncements

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Fair Value Measurement (“ASU 2011-04”), which amended ASC 820, Fair Value Measurements (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the disclosure requirements. ASU 2011-04 will be effective for us beginning January 1, 2012. The adoption of ASU 2011-04 did not have a material effect on our financial statements or disclosures.

Management evaluates events occurring to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements. Subsequent events have been evaluated through May 15, 2013, which is the date financial statements were available to be issued.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Fair Value Measurement (“ASU 2011-04”), which amended ASC 820, Fair Value Measurements (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the disclosure requirements. ASU 2011-04 will be effective for us beginning January 1, 2012. The adoption of ASU 2011-04 did not have a material effect on our financial statements or disclosures.

Management evaluates events occurring to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements. Subsequent events have been evaluated through March 11, 2013, which is the date financial statements were available to be issued.

Summary of Significant Accounting Policies: Interim (unaudited) Financial Statements (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Interim (unaudited) Financial Statements

Interim (unaudited) Financial Statements

The accompanying unaudited financial statements and related notes for the three month periods ended March 31, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. The accounting policies used in preparing these interim financial statements is the same as those for the year ended December 31, 2012. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included.

Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Concentration of Credit Risk

Concentration of Credit Risk

The Company conducts business with companies in Canada, England, Europe and Australia as part of its ongoing advertising business. This results in a number of receivables denominated in the currencies of those countries, with about $325,000 in receivables outstanding at any time. The company does not engage in hedging activities to offset the risk of exchange rate fluctuations on these payables. During the reporting period, the company incurred foreign exchange losses of $6,182.

Summary of Significant Accounting Policies: Allowance For Doubtful Accounts (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Allowance For Doubtful Accounts

Allowance for Doubtful Accounts

The allowance is established through a provision for bad debts charged to expense. Receivables are charged against the allowance for uncollectible accounts when management believes that collectability is unlikely. The allowance is an amount that management believes will be adequate to absorb estimated losses on existing receivables, based on an evaluation of the collectability of accounts receivable, overall accounts receivable quality, review of specific problem accounts receivable, and current economic conditions that may affect the customer’s ability to pay. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. Recoveries of receivables previously written off are recorded when received.

The company also estimates an allowance for sales credits based on historical credits.  The allowance for sales credits is the Company’s best estimate of expected future reductions in advertisers’ payment obligations for delivered services.

Summary of Significant Accounting Policies: Advertising: Advertising costs - (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Advertising costs -
	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Advertising Costs	$ 64,205	$ -	$ 64,205

Summary of Significant Accounting Policies: Research and Development: Research and development costs - (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Research and development costs -
	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Research and development costs	$ 202,703	$ 134,296	$ 415,001

Summary of Significant Accounting Policies: Stock-based compensation: Stock-based compensation expense (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Stock-based compensation expense
	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Salary and other compensation expense	$4,205,730	$ 136,225	$ 4,418,527

Property and Equipment: Property and equipment, at cost (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Property and equipment, at cost
	December 31,
	2012	2011
Furniture and fixtures	$ 16,609	$ -
Computer and office equipment	168,818	28,950
Leasehold improvements	6,396	-
Accumulated depreciation	(28,004)	(2,276)
Property and equipment, net of depreciation	$ 163,819	$ 26,674

Patents: Patents, at cost (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Patents, at cost
December 31,
	2012	2012
Patents	$ 215,070	$ 141,463
Accumulated amortization	-	-
Patents, net of amortization	$ 215,070	$ 141,463

Commitments and Contingencies: Future minimum lease commitments (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Future minimum lease commitments
Years ending December 31,	Amount
2013	115,767
2014	15,391
$ 131,158

Stockholders' Equity: Warrants and options outstanding (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Tables/Schedules
Warrants and options outstanding
Warrant summary	Number of warrants outstanding	Exercise price	Maximum proceeds	Expiration Date
Warrants issued in the preferred stock private placement	184,625	$ 12.00	2,215,500	02/28/2014
Warrants issued upon conversion of preferred stock	869,750	$ 8.50	7,392,875	02/28/2014
Warrants issued our initial public offering	881,901	$ 10.00	8,819,010	02/28/2014
Warrants issued to our underwriters	95,000	$ 14.00	1,330,000	02/28/2014
Warrants issued with 10% convertible notes	100,000	$ 6.50	650,000	11/05/2014
Warrants issued with 8% convertible notes	1,157,392	$ 4.00	4,629,568	07/31/2013
Warrants issued with 8% convertible notes	1,157,392	$ 6.00	6,944,352	07/31/2014
Total	4,446,060	various	31,981,305	various

Warrant summary	Number of warrants outstanding	Exercise price per share	Maximum Proceeds ($)	Expiration Date
Warrants issued in the preferred stock private placement	184,625	$ 12.00	2,215,494	02/28/2014
Warrants issued upon conversion of preferred stock	869,750	$ 8.50	7,392,875	02/28/2014
Warrants issued our initial public offering	881,901	$ 10.00	8,819,010	02/28/2014
Warrants issued to our underwriters	95,000	$ 14.00	1,330,000	02/28/2014
Warrants issued with convertible notes	100,000	$ 6.50	650,000	11/05/2014

Stockholders' Equity: Outstanding and exercisable stock options (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Outstanding and exercisable stock options
	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Exercisable as at December 31, 2010	227,500	$0.44	-
Cancelled	(50,000)	$0.44	-
Exercisable as at December 31, 2011	177,500	$0.44	-
Exercised	(177,500)	$0.44	-
Granted	390,000	$7.96	6.79 years
Outstanding at December 31, 2012	390,000	$7.96	6.79 years

Stockholders' Equity: Common stock option activity (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Common stock option activity
	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at Inception (February 23, 2010)	-	-
Granted, Ad-Vantage Common Stock	302,000	$0.1575	5.65 years
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2010, Ad-Vantage Common Stock	302,000	$0.1575	5.65 years
Granted, Ad-Vantage Common Stock	75,500	$0.1575	6.28 years
Granted, Ad-Vantage Common Stock	219,184	$0.4562	6.96 years
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2011, Ad-Vantage Common Stock	596,684	$0.2672	6.21 years
Granted, Ad-Vantage Common Stock	518,837	$1.1400	6.78 years
Exercised	(185,604)	$0.1575
Granted, Ad-Vantage Common Stock upon Merger	2,799,999	$1.1400	6.87 years
Exchange Conversion from Ad-Vantage Common Stock to Class M Preferred	(3,692,617)	$-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2012, Class M Preferred	37,299	$1.0493	6.47 years

Stockholders' Equity: Valuation assumptions (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Valuation assumptions
For the year ending:	December 31,
	2012	2011
Weighted average risk-free interest rate	0.90%	1.72%
Expected life in years	7.00	7.00
Expected volatility	78%	82%
Expected dividends	0	0

Stockholders' Equity: Stock options outstanding - (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Stock options outstanding -
Options outstanding				Options exercisable

Exercise prices	# of shares outstanding	Weighted Average Remaining Contractual Life	Exercise price	# of shares outstanding	Weighted Average Remaining Contractual Life	Exercise price
Common Stock Options:
$7.96	390,000	6.79 years	$7.96	-	6.79 years	$7.96
	390,000			-

Class M Preferred Stock Options:
$15.75	1,510	4.75 years	$15.75	1,510	4.75 years	$15.75
$15.75	409	5.28 years	$15.75	341	5.28 years	$15.75
$45.62	2,192	5.96 years	$45.62	2,192	5.96 years	$45.62
$114.00	438	6.39 years	$114.00	-	-	-
$114.00	100	6.39 years	$114.00	-	-	-
$114.00	100	6.39 years	$114.00	-	-	-
$114.00	1,000	6.39 years	$114.00	-	-	-
$114.00	250	6.39 years	$114.00	-	-	-
$114.00	500	6.60 years	$114.00	-	-	-
$114.00	1,300	6.60 years	$114.00	-	-	-
$114.00	500	6.60 years	$114.00	146	6.60 years	$114.00
$114.00	500	6.60 years	$114.00	125	6.60 years	$114.00
$114.00	500	6.64 years	$114.00	83	6.64 years	$114.00
$114.00	28,000	6.62 years	$114.00	28,000	6.62 years	$114.00
	37,299			32,397

Stockholders' Equity: Intrinsic value of options (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Intrinsic value of options
Intrinsic Value of options outstanding and options exercisable For the nine months ended December 31, 2012
Intrinsic Value of Options Outstanding	Intrinsic Value of Options Exercisable	Intrinsic Value of Options Exercised
$ 439,616	$ 417,980	n/a

Income Taxes: Provision for (benefit from) income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Provision for (benefit from) income taxes
	2012	2011
Current:
Federal	$ -	$ -
State	2,400	800
	2,400	800
Deferred:
Federal	(1,870,543)	2,442
State	(320,837)	-
Valuation allowance	2,191,380	(2,442)
	-	-
Total	$ 2,400	$ 800

Income Taxes: Sources and tax effect differences (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Sources and tax effect differences
	2012	2011
Statutory Rate	34.0%	34.0%
State Income Taxes, Net of Federal Benefit	5.8%	-0.4%
Permanent items	-15.7%	0.0%
Change in valuation allowance	-24.1%	1.2%
Prior year true up	-0.1%	-35.2%
Other	0.1%	0.0%
Tax Rate	-0.0%	-0.4%

Income Taxes: Deferred income tax liability (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Deferred income tax liability
	2012	2011
Deferred tax assets:
Bad debt allowance	$ 14,076	$ 28,152
Compensation accruals	27,577	-
Accrued expenses	24,546	-
Other - Current	-
Subtotal Current	$ 66,199	$ 28,152
Stock based compensation	$ 1,096,204	$ -
Depreciation	3,248	-
NOL carryforwards	1,385,620	-
NOL carryforwards - JMG	7,404,603	7,110,663
Property basis difference	416,917	415,935
Other - Noncurrent	31,277
Subtotal Noncurrent	$ 10,337,869	$ 7,526,598
Net deferred tax asset/(liabilities)	$ 10,404,068	$ 7,554,750
Valuation allowance	(10,404,068)	(7,554,750)
	$ -	$ -

Summary of Significant Accounting Policies: Net Loss per Common Share: Schedule of Securities Excluded from Computation of Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Securities Excluded from Computation of Earnings Per Share
	Three month periods ended March 31,
	2013	2012
Stock warrants	4,446,060	84,326
Stock options	4,119,916	298,342
Total shares excluded	8,565,976	382,668

Business Combination - Acquisition of Ad Network Assets of Travora Media: Fair value of consideration to seller, business combination (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Fair value of consideration to seller, business combination

Cash consideration to Seller		$ 500,000
Payment of Eastward Capital Partners debt		1,750,000
Assumption of Eastward Capital Partners debt		2,250,000
Balance of consideration to be paid in MediaShift common stock	700,000
Less allowance for audit expenses	(70,000)
Less amount of Aged Accounts Payable	(138,000)
Less estimated reduction for Target Working Capital deficiency	(592,000)	(100,000)
		4,400,000
Contingent consideration:
Earn-out consideration for publisher retention		67,747
Earn-out consideration for revenue targets		1,315,081
Total consideration		$ 5,782,828

Business Combination - Acquisition of Ad Network Assets of Travora Media: Schedule of Intangible Assets Acquired as Part of Business Combination (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Intangible Assets Acquired as Part of Business Combination
	Fair Value at 2/6/2013	Amortization Period
Trademark Portfolio	$ 856,890	Indefinite
Publisher Relationships	3,573,596	15 years
Goodwill	991,936	N/A
Total Intangible	$5,422,422

Business Combination - Acquisition of Ad Network Assets of Travora Media: Fair Value of Assets Acquired and Liabilities Assumed (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Fair Value of Assets Acquired and Liabilities Assumed
Accounts receivable	$ 2,716
Prepaid expenses & deposits	5
Fixed assets	91
Intangible assets	5,422
Accounts payable	(1,856)
Other accrued expense	(596)
Net assets acquired	$ 5,782

Business Combination - Acquisition of Ad Network Assets of Travora Media: Business Acquisition, Pro Forma Information (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Business Acquisition, Pro Forma Information

	Three month Period ended March 31, 2013	Three month Period ended March 31, 2012

Revenues	$ 2,128,807	$ 2,556,257
Income from continuing operations, before provision for income taxes	$ (7,483,194)	$ (1,260,985)
Income from continuing operations	$ (7,483,994)	$ (1,262,985)
Net income	$ (7,483,994)	$ (1,262,985)

Weighted average common shares outstanding:
Basic	6,463,852	10,431,165
Diluted	6,463,852	10,431,165

Earnings per share:
Basic - income from continuing operations	$(1.1577)	$(0.1209)
Basic - net income	$(1.1578)	$(0.1211)
Diluted - income from continuing operations	$(1.1577)	$(0.1209)
Diluted - net income	$(1.1578)	$(0.1211)

Stockholders' Equity: Schedule of of Outstanding and Exercisable Common Stock Options (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of of Outstanding and Exercisable Common Stock Options

	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2012	390,000	$7.96	6.79 years
Exercised	--	--
Granted	--	--
Conversion of Class M Preferred options
Outstanding at March 31, 2013	390,000	$7.96	6.55 years
Exercisable at March 31, 2013	-	-	-

Stockholders' Equity: Schedule of Preferred Stock Option Activity (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Preferred Stock Option Activity

	Number of Options	Weighted Average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2012, Class M Preferred	37,299	$1.0493	6.47 years
Conversion of Class M Preferred options to common stock options	3,692,617
Outstanding at March 31, 2013, common stock	3,729,916	1.0493	6.23 years

Stockholders' Equity: Weighted Average Grant Date Fair Value of Options (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Weighted Average Grant Date Fair Value of Options

Weighted average risk-free interest rate	0.90%
Expected life in years	7.00
Expected volatility	78%
Expected dividends	0

Stockholders' Equity: Schedule of of Outstanding and Exercisable Common Stock Options (Details) (Stock Options, USD $)	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	390,000	390,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 7.96	$ 7.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	390,000	390,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 7.96	$ 7.96

Stockholders' Equity (Details) (Stock Options)	3 Months Ended
Mar. 31, 2013
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black Scholes pricing model using the following assumptions

Stockholders' Equity: Weighted Average Grant Date Fair Value of Options (Details) (Stock Options, USD $)	3 Months Ended
Mar. 31, 2013
Stock Options
Fair Value Assumptions, Risk Free Interest Rate	0.90%
Fair Value Assumptions, Expected Term	7 years
Fair Value Assumptions, Expected Volatility Rate	78.00%
Fair Value Assumptions, Expected Dividend Payments	$ 0

Related Party Transactions (Details) (ChiefTechnologyOfficerMember, USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
ChiefTechnologyOfficerMember
Related Party Transaction, Purchases from Related Party	$ 38,958	$ 39,009